Derivatives and Hedging	12 Months Ended
Dec. 31, 2011
Derivatives and Hedging [Abstract]
Derivatives and Hedging

9. DERIVATIVES AND HEDGING

OBJECTIVES FOR UTILIZATION OF DERIVATIVE INSTRUMENTS

We are exposed to certain market risks as a major power producer and marketer of wholesale electricity, coal and emission allowances. These risks include commodity price risk, interest rate risk, credit risk and, to a lesser extent, foreign currency exchange risk. These risks represent the risk of loss that may impact us due to changes in the underlying market prices or rates. We manage these risks using derivative instruments.

STRATEGIES FOR UTILIZATION OF DERIVATIVE INSTRUMENTS TO ACHIEVE OBJECTIVES

Trading Strategies

Our strategy surrounding the use of derivative instruments for trading purposes focuses on seizing market opportunities to create value driven by expected changes in the market prices of the commodities in which we transact.

Risk Management Strategies

Our strategy surrounding the use of derivative instruments focuses on managing our risk exposures, future cash flows and creating value utilizing both economic and formal hedging strategies. To accomplish our objectives, we primarily employ risk management contracts including physical forward purchase and sale contracts, financial forward purchase and sale contracts and financial swap instruments. Not all risk management contracts meet the definition of a derivative under the accounting guidance for “Derivatives and Hedging.” Derivative risk management contracts elected normal under the normal purchases and normal sales scope exception are not subject to the requirements of this accounting guidance.

We enter into power, coal, natural gas, interest rate and, to a lesser degree, heating oil and gasoline, emission allowance and other commodity contracts to manage the risk associated with our energy business. We enter into interest rate derivative contracts in order to manage the interest rate exposure associated with our commodity portfolio. For disclosure purposes, such risks are grouped as “Commodity,” as they are related to energy risk management activities. We also engage in risk management of interest rate risk associated with debt financing and foreign currency risk associated with future purchase obligations denominated in foreign currencies. For disclosure purposes, these risks are grouped as “Interest Rate and Foreign Currency.” The amount of risk taken is determined by the Commercial Operations and Finance groups in accordance with our established risk management policies as approved by the Finance Committee of our Board of Directors.

The following table represents the gross notional volume of our outstanding derivative contracts as of December 31, 2011 and 2010:

Notional Volume of Derivative Instruments

	Volume
	December 31,		Unit of
Primary Risk Exposure	2011	2010	Measure
	(in millions)
Commodity:
Power	609	652	MWHs
Coal	21	63	Tons
Natural Gas	100	94	MMBtus
Heating Oil and Gasoline	6	6	Gallons
Interest Rate	$226	$171	USD

Interest Rate and Foreign Currency	$907	$907	USD

Fair Value Hedging Strategies

We enter into interest rate derivative transactions as part of an overall strategy to manage the mix of fixed-rate and floating-rate debt. Certain interest rate derivative transactions effectively modify our exposure to interest rate risk by converting a portion of our fixed-rate debt to a floating rate. Provided specific criteria are met, these interest rate derivatives are designated as fair value hedges.

Cash Flow Hedging Strategies

We enter into and designate as cash flow hedges certain derivative transactions for the purchase and sale of power, coal, natural gas and heating oil and gasoline (“Commodity”) in order to manage the variable price risk related to the forecasted purchase and sale of these commodities. We monitor the potential impacts of commodity price changes and, where appropriate, enter into derivative transactions to protect profit margins for a portion of future electricity sales and fuel or energy purchases. We do not hedge all commodity price risk.

Our vehicle fleet and barge operations are exposed to gasoline and diesel fuel price volatility. We enter into financial heating oil and gasoline derivative contracts in order to mitigate price risk of our future fuel purchases. For disclosure purposes, these contracts are included with other hedging activities as “Commodity.” We do not hedge all fuel price risk.

We enter into a variety of interest rate derivative transactions in order to manage interest rate risk exposure. Some interest rate derivative transactions effectively modify our exposure to interest rate risk by converting a portion of our floating-rate debt to a fixed rate. We also enter into interest rate derivative contracts to manage interest rate exposure related to future borrowings of fixed-rate debt. Our forecasted fixed-rate debt offerings have a high probability of occurrence as the proceeds will be used to fund existing debt maturities and projected capital expenditures. We do not hedge all interest rate exposure.

At times, we are exposed to foreign currency exchange rate risks primarily when we purchase certain fixed assets from foreign suppliers. In accordance with our risk management policy, we may enter into foreign currency derivative transactions to protect against the risk of increased cash outflows resulting from a foreign currency's appreciation against the dollar. We do not hedge all foreign currency exposure.

ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND THE IMPACT ON OUR FINANCIAL STATEMENTS

The accounting guidance for “Derivatives and Hedging” requires recognition of all qualifying derivative instruments as either assets or liabilities on the balance sheets at fair value. The fair values of derivative instruments accounted for using MTM accounting or hedge accounting are based on exchange prices and broker quotes. If a quoted market price is not available, the estimate of fair value is based on the best information available including valuation models that estimate future energy prices based on existing market and broker quotes, supply and demand market data and assumptions. In order to determine the relevant fair values of our derivative instruments, we also apply valuation adjustments for discounting, liquidity and credit quality.

Credit risk is the risk that a counterparty will fail to perform on the contract or fail to pay amounts due. Liquidity risk represents the risk that imperfections in the market will cause the price to vary from estimated fair value based upon prevailing market supply and demand conditions. Since energy markets are imperfect and volatile, there are inherent risks related to the underlying assumptions in models used to fair value risk management contracts. Unforeseen events may cause reasonable price curves to differ from actual price curves throughout a contract's term and at the time a contract settles. Consequently, there could be significant adverse or favorable effects on future net income and cash flows if market prices are not consistent with our estimates of current market consensus for forward prices in the current period. This is particularly true for longer term contracts. Cash flows may vary based on market conditions, margin requirements and the timing of settlement of our risk management contracts.

According to the accounting guidance for “Derivatives and Hedging,” we reflect the fair values of our derivative instruments subject to netting agreements with the same counterparty net of related cash collateral. For certain risk management contracts, we are required to post or receive cash collateral based on third party contractual agreements and risk profiles. For the December 31, 2011 and 2010 balance sheets, we netted $26 million and $8 million, respectively, of cash collateral received from third parties against short-term and long-term risk management assets and $133 million and $109 million, respectively, of cash collateral paid to third parties against short-term and long-term risk management liabilities.

The following tables represent the gross fair value impact of our derivative activity on our balance sheets as of December 31, 2011 and 2010:

Fair Value of Derivative Instruments
December 31, 2011

	Risk Management
	Contracts	Hedging Contracts
			Interest Rate
			and Foreign
Balance Sheet Location	Commodity (a)	Commodity (a)	Currency (a)	Other (b)	Total
	(in millions)
Current Risk Management Assets	$852	$24	$-	$(683)	$193
Long-term Risk Management Assets	641	15	-	(253)	403
Total Assets	1,493	39	-	(936)	596

Current Risk Management Liabilities	847	29	20	(746)	150
Long-term Risk Management Liabilities	483	15	22	(325)	195
Total Liabilities	1,330	44	42	(1,071)	345

Total MTM Derivative Contract Net Assets
(Liabilities)	$163	$(5)	$(42)	$135	$251

Fair Value of Derivative Instruments
December 31, 2010

	Risk Management
	Contracts	Hedging Contracts
			Interest Rate
			and Foreign
Balance Sheet Location	Commodity (a)	Commodity (a)	Currency (a)	Other (b)	Total
	(in millions)
Current Risk Management Assets	$1,023	$18	$30	$(839)	$232
Long-term Risk Management Assets	546	12	2	(150)	410
Total Assets	1,569	30	32	(989)	642

Current Risk Management Liabilities	995	13	2	(881)	129
Long-term Risk Management Liabilities	387	6	3	(255)	141
Total Liabilities	1,382	19	5	(1,136)	270

Total MTM Derivative Contract Net Assets
(Liabilities)	$187	$11	$27	$147	$372

(a)       Derivative instruments within these categories are reported gross. These instruments are subject to master netting agreements and are presented on the balance sheets on a net basis in accordance with the accounting guidance for "Derivatives and Hedging."

(b)       Amounts include counterparty netting of risk management and hedging contracts and associated cash collateral in accordance with the accounting guidance for "Derivatives and Hedging." Amounts also include de-designated risk management contracts.

The table below presents our activity of derivative risk management contracts for the years ended December 31, 2011, 2010 and 2009:

Amount of Gain (Loss) Recognized on
Risk Management Contracts

	Years Ended December 31,
Location of Gain (Loss)	2011	2010	2009
	(in millions)
Utility Operations Revenues	$46	$85	$144
Other Revenues	20	9	19
Regulatory Assets (a)	(22)	(9)	(28)
Regulatory Liabilities (a)	(3)	38	(7)
Total Gain (Loss) on Risk Management Contracts	$41	$123	$128

(a) Represents realized and unrealized gains and losses subject to regulatory accounting treatment recorded as either current or noncurrent on the balance sheets.

Certain qualifying derivative instruments have been designated as normal purchase or normal sale contracts, as provided in the accounting guidance for “Derivatives and Hedging.” Derivative contracts that have been designated as normal purchases or normal sales under that accounting guidance are not subject to MTM accounting treatment and are recognized on the statements of income on an accrual basis.

Our accounting for the changes in the fair value of a derivative instrument depends on whether it qualifies for and has been designated as part of a hedging relationship and further, on the type of hedging relationship. Depending on the exposure, we designate a hedging instrument as a fair value hedge or a cash flow hedge.

For contracts that have not been designated as part of a hedging relationship, the accounting for changes in fair value depends on whether the derivative instrument is held for trading purposes. Unrealized and realized gains and losses on derivative instruments held for trading purposes are included in Revenues on a net basis on the statements of income. Unrealized and realized gains and losses on derivative instruments not held for trading purposes are included in Revenues or Expenses on the statements of income depending on the relevant facts and circumstances. However, unrealized and some realized gains and losses in regulated jurisdictions for both trading and non-trading derivative instruments are recorded as regulatory assets (for losses) or regulatory liabilities (for gains) in accordance with the accounting guidance for “Regulated Operations.”

Accounting for Fair Value Hedging Strategies

For fair value hedges (i.e. hedging the exposure to changes in the fair value of an asset, liability or an identified portion thereof attributable to a particular risk), the gain or loss on the derivative instrument as well as the offsetting gain or loss on the hedged item associated with the hedged risk impacts Net Income during the period of change.

We record realized and unrealized gains or losses on interest rate swaps that qualify for fair value hedge accounting treatment and any offsetting changes in the fair value of the debt being hedged in Interest Expense on our statements of income. During 2011 and 2010, we recognized gains of $3 million and $6 million, respectively, on our hedging instruments and offsetting losses of $6 million and $6 million, respectively, on our long-term debt. For 2011 and 2010, hedge ineffectiveness was immaterial. During 2009, we did not employ any fair value hedging strategies.

Accounting for Cash Flow Hedging Strategies

For cash flow hedges (i.e. hedging the exposure to variability in expected future cash flows attributable to a particular risk), we initially report the effective portion of the gain or loss on the derivative instrument as a component of Accumulated Other Comprehensive Income (Loss) on our balance sheets until the period the hedged item affects Net Income. We recognize any hedge ineffectiveness in Net Income immediately during the period of change, except in regulated jurisdictions where hedge ineffectiveness is recorded as a regulatory asset (for losses) or a regulatory liability (for gains).

Realized gains and losses on derivative contracts for the purchase and sale of power, coal, natural gas, and heating oil and gasoline designated as cash flow hedges are included in Revenues, Fuel and Other Consumables Used for Electric Generation or Purchased Electricity for Resale on our statements of income or in Regulatory Assets or Regulatory Liabilities on our balance sheets, depending on the specific nature of the risk being hedged. During 2011, 2010 and 2009, we designated commodity derivatives as cash flow hedges.

We reclassify gains and losses on financial fuel derivative contracts designated as cash flow hedges from Accumulated Other Comprehensive Income (Loss) on our balance sheets into Other Operation expense, Maintenance expense or Depreciation and Amortization expense, as it relates to capital projects, on our statements of income. During 2011, 2010 and 2009, we designated heating oil and gasoline derivatives as cash flow hedges.

We reclassify gains and losses on interest rate derivative hedges related to our debt financings from Accumulated Other Comprehensive Income (Loss) into Interest Expense in those periods in which hedged interest payments occur. During 2011, 2010 and 2009, we designated interest rate derivatives as cash flow hedges.

The accumulated gains or losses related to our foreign currency hedges are reclassified from Accumulated Other Comprehensive Income (Loss) on our balance sheets into Depreciation and Amortization expense on our statements of income over the depreciable lives of the fixed assets designated as the hedged items in qualifying foreign currency hedging relationships. During 2011, 2010 and 2009, we designated foreign currency derivatives as cash flow hedges.

During 2009, we recognized a $6 million gain in Interest Expense related to hedge ineffectiveness on interest rate derivatives designated in cash flow hedge strategies. During 2011, 2010 and 2009, hedge ineffectiveness was immaterial or nonexistent for all of the other cash flow hedge strategies disclosed above.

The following tables provide details on designated, effective cash flow hedges included in Accumulated Other Comprehensive Income (Loss) on our balance sheets and the reasons for changes in cash flow hedges for the years ended December 31, 2011, 2010 and 2009. All amounts in the following tables are presented net of related income taxes.

Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Year Ended December 31, 2011

		Interest Rate
		and Foreign
	Commodity	Currency	Total
	(in millions)
Balance in AOCI as of December 31, 2010	$7	$4	$11
Changes in Fair Value Recognized in AOCI	(5)	(28)	(33)
Amount of (Gain) or Loss Reclassified from AOCI
to Statement of Income/within Balance Sheet:
Utility Operations Revenues	3	-	3
Other Revenues	(5)	-	(5)
Purchased Electricity for Resale	(2)	-	(2)
Other Operation Expense	(1)	-	(1)
Maintenance Expense	(1)	-	(1)
Interest Expense	-	4	4
Property, Plant and Equipment	(1)	-	(1)
Regulatory Assets (a)	2	-	2
Regulatory Liabilities (a)	-	-	-
Balance in AOCI as of December 31, 2011	$(3)	$(20)	$(23)

Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Year Ended December 31, 2010

		Interest Rate
		and Foreign
	Commodity	Currency	Total

	(in millions)
Balance in AOCI as of December 31, 2009	$(2)	$(13)	$(15)
Changes in Fair Value Recognized in AOCI	9	13	22
Amount of (Gain) or Loss Reclassified from AOCI
to Statement of Income/within Balance Sheet:
Utility Operations Revenues	-	-	-
Other Revenues	(7)	-	(7)
Purchased Electricity for Resale	4	-	4
Interest Expense	-	4	4
Regulatory Assets (a)	3	-	3
Regulatory Liabilities (a)	-	-	-
Balance in AOCI as of December 31, 2010	$7	$4	$11

Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Year Ended December 31, 2009

		Interest Rate
		and Foreign
	Commodity	Currency	Total
	(in millions)
Balance in AOCI as of December 31, 2008	$7	$(29)	$(22)
Changes in Fair Value Recognized in AOCI	(6)	11	5
Amount of (Gain) or Loss Reclassified from AOCI
to Statement of Income/within Balance Sheet:
Utility Operations Revenues	(15)	-	(15)
Other Revenues	(15)	-	(15)
Purchased Electricity for Resale	29	-	29
Interest Expense	-	5	5
Regulatory Assets (a)	5	-	5
Regulatory Liabilities (a)	(7)	-	(7)
Balance in AOCI as of December 31, 2009	$(2)	$(13)	$(15)

(a) Represents realized and unrealized gains and losses subject to regulatory accounting treatment recorded as either current or noncurrent on the balance sheets.

Cash flow hedges included in Accumulated Other Comprehensive Income (Loss) on our balance sheets at December 31, 2011 and 2010 were:

Impact of Cash Flow Hedges on the Balance Sheet
December 31, 2011

		Interest Rate
		and Foreign
	Commodity	Currency	Total
	(in millions)
Hedging Assets (a)	$20	$-	$20
Hedging Liabilities (a)	25	42	67
AOCI Gain (Loss) Net of Tax	(3)	(20)	(23)
Portion Expected to be Reclassified to Net
Income During the Next Twelve Months	(3)	(2)	(5)

Impact of Cash Flow Hedges on the Balance Sheet
December 31, 2010

		Interest Rate
		and Foreign
	Commodity	Currency	Total
	(in millions)
Hedging Assets (a)	$13	$25	$38
Hedging Liabilities (a)	2	4	6
AOCI Gain (Loss) Net of Tax	7	4	11
Portion Expected to be Reclassified to Net
Income During the Next Twelve Months	3	(2)	1

(a)       Hedging Assets and Hedging Liabilities are included in Risk Management Assets and Liabilities on our balance sheets.

The actual amounts that we reclassify from Accumulated Other Comprehensive Income (Loss) to Net Income can differ from the estimate above due to market price changes. As of December 31, 2011, the maximum length of time that we are hedging (with contracts subject to the accounting guidance for “Derivatives and Hedging”) our exposure to variability in future cash flows related to forecasted transactions is 30 months.

Credit Risk

We limit credit risk in our wholesale marketing and trading activities by assessing the creditworthiness of potential counterparties before entering into transactions with them and continuing to evaluate their creditworthiness on an ongoing basis. We use Moody's, Standard and Poor's and current market-based qualitative and quantitative data as well as financial statements to assess the financial health of counterparties on an ongoing basis.

We use standardized master agreements which may include collateral requirements. These master agreements facilitate the netting of cash flows associated with a single counterparty. Cash, letters of credit and parental/affiliate guarantees may be obtained as security from counterparties in order to mitigate credit risk. The collateral agreements require a counterparty to post cash or letters of credit in the event an exposure exceeds our established threshold. The threshold represents an unsecured credit limit which may be supported by a parental/affiliate guaranty, as determined in accordance with our credit policy. In addition, collateral agreements allow for termination and liquidation of all positions in the event of a failure or inability to post collateral.

Collateral Triggering Events

Under the tariffs of the RTOs and Independent System Operators (ISOs) and a limited number of derivative and non-derivative contracts primarily related to our competitive retail auction loads, we are obligated to post an additional amount of collateral if our credit ratings decline below investment grade. The amount of collateral required fluctuates based on market prices and our total exposure. On an ongoing basis, our risk management organization assesses the appropriateness of these collateral triggering items in contracts. AEP and its subsidiaries have not experienced a downgrade below investment grade. The following table represents: (a) our aggregate fair value of such derivative contracts, (b) the amount of collateral we would have been required to post for all derivative and non-derivative contracts if our credit ratings had declined below investment grade and (c) how much was attributable to RTO and ISO activities as of December 31, 2011 and 2010:

	December 31,
	2011	2010
	(in millions)
Liabilities for Derivative Contracts with Credit Downgrade Triggers	$32	$20
Amount of Collateral AEP Subsidiaries Would Have Been
Required to Post	39	45
Amount Attributable to RTO and ISO Activities	38	44

In addition, a majority of our non-exchange traded commodity contracts contain cross-default provisions that, if triggered, would permit the counterparty to declare a default and require settlement of the outstanding payable. These cross-default provisions could be triggered if there was a non-performance event by Parent or the obligor under outstanding debt or a third party obligation in excess of $50 million. On an ongoing basis, our risk management organization assesses the appropriateness of these cross-default provisions in our contracts. We do not anticipate a non-performance event under these provisions. The following table represents: (a) the fair value of these derivative liabilities subject to cross-default provisions prior to consideration of contractual netting arrangements, (b) the amount this exposure has been reduced by cash collateral we have posted and (c) if a cross-default provision would have been triggered, the settlement amount that would be required after considering our contractual netting arrangements as of December 31, 2011 and 2010:

	December 31,
	2011	2010
	(in millions)
Liabilities for Contracts with Cross Default Provisions Prior to Contractual
Netting Arrangements	$515	$401
Amount of Cash Collateral Posted	56	81
Additional Settlement Liability if Cross Default Provision is Triggered	291	213

Appalachian Power Co [Member]
Derivatives and Hedging [Abstract]
Derivatives and Hedging

9. DERIVATIVES AND HEDGING

OBJECTIVES FOR UTILIZATION OF DERIVATIVE INSTRUMENTS

The Registrant Subsidiaries are exposed to certain market risks as major power producers and marketers of wholesale electricity, coal and emission allowances. These risks include commodity price risk, interest rate risk, credit risk and, to a lesser extent, foreign currency exchange risk. These risks represent the risk of loss that may impact the Registrant Subsidiaries due to changes in the underlying market prices or rates. AEPSC, on behalf of the Registrant Subsidiaries, manages these risks using derivative instruments.

STRATEGIES FOR UTILIZATION OF DERIVATIVE INSTRUMENTS TO ACHIEVE OBJECTIVES

Trading Strategies

The strategy surrounding the use of derivative instruments for trading purposes focuses on seizing market opportunities to create value driven by expected changes in the market prices of the commodities in which AEPSC transacts on behalf of the Registrant Subsidiaries.

Risk Management Strategies

The strategy surrounding the use of derivative instruments focuses on managing risk exposures, future cash flows and creating value utilizing both economic and formal hedging strategies. To accomplish these objectives, AEPSC, on behalf of the Registrant Subsidiaries, primarily employs risk management contracts including physical forward purchase and sale contracts, financial forward purchase and sale contracts and financial swap instruments. Not all risk management contracts meet the definition of a derivative under the accounting guidance for “Derivatives and Hedging.” Derivative risk management contracts elected normal under the normal purchases and normal sales scope exception are not subject to the requirements of this accounting guidance.

AEPSC, on behalf of the Registrant Subsidiaries, enters into power, coal, natural gas, interest rate and, to a lesser degree, heating oil and gasoline, emission allowance and other commodity contracts to manage the risk associated with the energy business. AEPSC, on behalf of the Registrant Subsidiaries, enters into interest rate derivative contracts in order to manage the interest rate exposure associated with the Registrant Subsidiaries' commodity portfolio. For disclosure purposes, such risks are grouped as “Commodity,” as these risks are related to energy risk management activities. AEPSC, on behalf of the Registrant Subsidiaries, also engages in risk management of interest rate risk associated with debt financing and foreign currency risk associated with future purchase obligations denominated in foreign currencies. For disclosure purposes, these risks are grouped as “Interest Rate and Foreign Currency.” The amount of risk taken is determined by the Commercial Operations and Finance groups in accordance with established risk management policies as approved by the Finance Committee of AEP's Board of Directors.

The following tables represent the gross notional volume of the Registrant Subsidiaries' outstanding derivative contracts as of December 31, 2011 and 2010:

Notional Volume of Derivative Instruments
December 31, 2011

Primary Risk	Unit of
Exposure	Measure	APCo	I&M	OPCo	PSO	SWEPCo

		(in thousands)
Commodity:
Power	MWHs	169,459	109,326	229,468	39	49
Coal	Tons	3,714	1,920	8,337	3,574	2,974
Natural Gas	MMBtus	7,923	5,081	10,728	115	145
Heating Oil and
Gasoline	Gallons	1,057	525	1,254	618	569
Interest Rate	USD	$31,029	$19,890	$42,093	$175	$203

Interest Rate and
Foreign Currency	USD	$-	$200,000	$-	$-	$200,069

Notional Volume of Derivative Instruments
December 31, 2010

Primary Risk	Unit of
Exposure	Measure	APCo	I&M	OPCo	PSO	SWEPCo

		(in thousands)
Commodity:
Power	MWHs	194,217	117,862	248,616	21	34
Coal	Tons	11,195	6,571	28,583	4,936	8,777
Natural Gas	MMBtus	2,166	1,302	2,772	15	19
Heating Oil and
Gasoline	Gallons	1,054	521	1,243	616	564
Interest Rate	USD	$9,541	$5,732	$12,656	$609	$793

Interest Rate and
Foreign Currency	USD	$200,000	$-	$-	$200,000	$189

Fair Value Hedging Strategies

AEPSC, on behalf of the Registrant Subsidiaries, enters into interest rate derivative transactions as part of an overall strategy to manage the mix of fixed-rate and floating-rate debt. Certain interest rate derivative transactions effectively modify an exposure to interest rate risk by converting a portion of fixed-rate debt to a floating rate. Provided specific criteria are met, these interest rate derivatives are designated as fair value hedges.

Cash Flow Hedging Strategies

AEPSC, on behalf of the Registrant Subsidiaries, enters into and designates as cash flow hedges certain derivative transactions for the purchase and sale of power, coal, natural gas and heating oil and gasoline (“Commodity”) in order to manage the variable price risk related to the forecasted purchase and sale of these commodities. Management monitors the potential impacts of commodity price changes and, where appropriate, enters into derivative transactions to protect profit margins for a portion of future electricity sales and fuel or energy purchases. The Registrant Subsidiaries do not hedge all commodity price risk.

The Registrant Subsidiaries' vehicle fleet is exposed to gasoline and diesel fuel price volatility. AEPSC, on behalf of the Registrant Subsidiaries, enters into financial heating oil and gasoline derivative contracts in order to mitigate price risk of future fuel purchases. For disclosure purposes, these contracts are included with other hedging activities as “Commodity.” The Registrant Subsidiaries do not hedge all fuel price risk.

AEPSC, on behalf of the Registrant Subsidiaries, enters into a variety of interest rate derivative transactions in order to manage interest rate risk exposure. Some interest rate derivative transactions effectively modify exposure to interest rate risk by converting a portion of floating-rate debt to a fixed rate. AEPSC, on behalf of the Registrant Subsidiaries, also enters into interest rate derivative contracts to manage interest rate exposure related to future borrowings of fixed-rate debt. The forecasted fixed-rate debt offerings have a high probability of occurrence as the proceeds will be used to fund existing debt maturities and projected capital expenditures. The Registrant Subsidiaries do not hedge all interest rate exposure.

At times, the Registrant Subsidiaries are exposed to foreign currency exchange rate risks primarily when some fixed assets are purchased from foreign suppliers. In accordance with AEP's risk management policy, AEPSC, on behalf of the Registrant Subsidiaries, may enter into foreign currency derivative transactions to protect against the risk of increased cash outflows resulting from a foreign currency's appreciation against the dollar. The Registrant Subsidiaries do not hedge all foreign currency exposure.

ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND THE IMPACT ON THE FINANCIAL STATEMENTS

The accounting guidance for “Derivatives and Hedging” requires recognition of all qualifying derivative instruments as either assets or liabilities on the balance sheet at fair value. The fair values of derivative instruments accounted for using MTM accounting or hedge accounting are based on exchange prices and broker quotes. If a quoted market price is not available, the estimate of fair value is based on the best information available including valuation models that estimate future energy prices based on existing market and broker quotes, supply and demand market data and assumptions. In order to determine the relevant fair values of the derivative instruments, the Registrant Subsidiaries also apply valuation adjustments for discounting, liquidity and credit quality.

Credit risk is the risk that a counterparty will fail to perform on the contract or fail to pay amounts due. Liquidity risk represents the risk that imperfections in the market will cause the price to vary from estimated fair value based upon prevailing market supply and demand conditions. Since energy markets are imperfect and volatile, there are inherent risks related to the underlying assumptions in models used to fair value risk management contracts. Unforeseen events may cause reasonable price curves to differ from actual price curves throughout a contract's term and at the time a contract settles. Consequently, there could be significant adverse or favorable effects on future net income and cash flows if market prices are not consistent with management's estimates of current market consensus for forward prices in the current period. This is particularly true for longer term contracts. Cash flows may vary based on market conditions, margin requirements and the timing of settlement of risk management contracts.

According to the accounting guidance for “Derivatives and Hedging,” the Registrant Subsidiaries reflect the fair values of derivative instruments subject to netting agreements with the same counterparty net of related cash collateral. For certain risk management contracts, the Registrant Subsidiaries are required to post or receive cash collateral based on third party contractual agreements and risk profiles. For the December 31, 2011 and 2010 balance sheets, the Registrant Subsidiaries netted cash collateral received from third parties against short-term and long-term risk management assets and cash collateral paid to third parties against short-term and long-term risk management liabilities as follows:

	December 31,
	2011		2010
	Cash Collateral	Cash Collateral	Cash Collateral	Cash Collateral
	Received	Paid	Received	Paid
	Netted Against	Netted Against	Netted Against	Netted Against
	Risk Management	Risk Management	Risk Management	Risk Management
Company	Assets	Liabilities	Assets	Liabilities
	(in thousands)
APCo	$4,291	$28,964	$1,809	$16,229
I&M	2,752	18,547	1,087	9,757
OPCo	5,810	39,183	2,314	20,908
PSO	53	130	-	44
SWEPCo	66	124	-	72

The following tables represent the gross fair value of the Registrant Subsidiaries' derivative activity on the balance sheets as of December 31, 2011 and 2010:

Fair Value of Derivative Instruments
December 31, 2011

APCo
	Risk
	Management
	Contracts	Hedging Contracts
			Interest Rate
			and Foreign
Balance Sheet Location	Commodity (a)	Commodity (a)	Currency (a)	Other (b)	Total
	(in thousands)
Current Risk Management Assets	$232,784	$1,040	$-	$(194,179)	$39,645
Long-term Risk Management Assets	99,751	90	-	(60,615)	39,226
Total Assets	332,535	1,130	-	(254,794)	78,871

Current Risk Management Liabilities	235,354	2,767	-	(211,515)	26,606
Long-term Risk Management Liabilities	82,058	350	-	(69,485)	12,923
Total Liabilities	317,412	3,117	-	(281,000)	39,529

Total MTM Derivative Contract Net
Assets (Liabilities)	$15,123	$(1,987)	$-	$26,206	$39,342

Fair Value of Derivative Instruments
December 31, 2010

APCo
	Risk
	Management
	Contracts	Hedging Contracts
			Interest Rate
			and Foreign
Balance Sheet Location	Commodity (a)	Commodity (a)	Currency (a)	Other (b)	Total
	(in thousands)
Current Risk Management Assets	$267,702	$1,956	$11,888	$(228,304)	$53,242
Long-term Risk Management Assets	79,560	714	-	(41,854)	38,420
Total Assets	347,262	2,670	11,888	(270,158)	91,662

Current Risk Management Liabilities	262,027	2,363	-	(236,397)	27,993
Long-term Risk Management Liabilities	61,724	701	-	(51,552)	10,873
Total Liabilities	323,751	3,064	-	(287,949)	38,866

Total MTM Derivative Contract Net
Assets (Liabilities)	$23,511	$(394)	$11,888	$17,791	$52,796

(a) Derivative instruments within these categories are reported gross. These instruments are subject to master netting agreements and are presented on the balance sheets on a net basis in accordance with the accounting guidance for "Derivatives and Hedging."

(b) Amounts include counterparty netting of risk management and hedging contracts and associated cash collateral in accordance with the accounting guidance for "Derivatives and Hedging." Amounts also include de-designated risk management contracts.

The tables below present the Registrant Subsidiaries' activity of derivative risk management contracts for the years ended December 31, 2011, 2010 and 2009:

Amount of Gain (Loss) Recognized on
Risk Management Contracts
Year Ended December 31, 2011

Location of Gain (Loss)	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Electric Generation, Transmission and
Distribution Revenues	$2,843	$12,786	$27,292	$297	$547
Sales to AEP Affiliates	154	92	196	3	4
Fuel and Other Consumables Used for
Electric Generation	-	-	(2)	-	-
Regulatory Assets (a)	373	(1,470)	(17,928)	(1,421)	(1,709)
Regulatory Liabilities (a)	2,552	(5,178)	(105)	708	(118)
Total Gain (Loss) on Risk Management
Contracts	$5,922	$6,230	$9,453	$(413)	$(1,276)

Amount of Gain (Loss) Recognized on
Risk Management Contracts
Year Ended December 31, 2010

Location of Gain (Loss)	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Electric Generation, Transmission and
Distribution Revenues	$5,057	$21,834	$40,893	$3,156	$3,880
Sales to AEP Affiliates	(2,379)	(2,471)	5,043	(794)	(1,523)
Fuel and Other Consumables Used for
Electric Generation	-	-	-	-	-
Regulatory Assets (a)	(372)	(186)	(5,788)	46	(2,902)
Regulatory Liabilities (a)	27,790	8,217	3,451	878	351
Total Gain (Loss) on Risk Management
Contracts	$30,096	$27,394	$43,599	$3,286	$(194)

Amount of Gain (Loss) Recognized on
Risk Management Contracts
Year Ended December 31, 2009

Location of Gain (Loss)	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Electric Generation, Transmission and
Distribution Revenues	$16,213	$39,188	$59,313	$(94)	$44
Sales to AEP Affiliates	(8,978)	(5,450)	(6,770)	912	750
Fuel and Other Consumables Used for
Electric Generation	-	-	-	-	-
Regulatory Assets (a)	-	(5,837)	(22,065)	(331)	(73)
Regulatory Liabilities (a)	6,908	(2,394)	(7,805)	(1,280)	190
Total Gain (Loss) on Risk Management
Contracts	$14,143	$25,507	$22,673	$(793)	$911

(a)       Represents realized and unrealized gains and losses subject to regulatory accounting treatment recorded as either current or noncurrent on the balance sheets.

Certain qualifying derivative instruments have been designated as normal purchase or normal sale contracts, as provided in the accounting guidance for “Derivatives and Hedging.” Derivative contracts that have been designated as normal purchases or normal sales under that accounting guidance are not subject to MTM accounting treatment and are recognized on the statements of income on an accrual basis.

The accounting for the changes in the fair value of a derivative instrument depends on whether it qualifies for and has been designated as part of a hedging relationship and further, on the type of hedging relationship. Depending on the exposure, management designates a hedging instrument as a fair value hedge or a cash flow hedge.

For contracts that have not been designated as part of a hedging relationship, the accounting for changes in fair value depends on whether the derivative instrument is held for trading purposes. Unrealized and realized gains and losses on derivative instruments held for trading purposes are included in revenues on a net basis on the statements of income. Unrealized and realized gains and losses on derivative instruments not held for trading purposes are included in revenues or expenses on the statements of income depending on the relevant facts and circumstances. However, unrealized and some realized gains and losses in regulated jurisdictions (APCo, I&M, PSO, the non-Texas portion of SWEPCo generation and, beginning in the second quarter of 2009, the Texas portion of SWEPCo generation) for both trading and non-trading derivative instruments are recorded as regulatory assets (for losses) or regulatory liabilities (for gains) in accordance with the accounting guidance for “Regulated Operations.” SWEPCo re-applied the accounting guidance for “Regulated Operations” for the generation portion of SWEPCo's Texas retail jurisdiction effective the second quarter of 2009.

Accounting for Fair Value Hedging Strategies

For fair value hedges (i.e. hedging the exposure to changes in the fair value of an asset, liability or an identified portion thereof attributable to a particular risk), the gain or loss on the derivative instrument as well as the offsetting gain or loss on the hedged item associated with the hedged risk impacts Net Income during the period of change.

The Registrant Subsidiaries record realized and unrealized gains or losses on interest rate swaps that qualify for fair value hedge accounting treatment and any offsetting changes in the fair value of the debt being hedged in Interest Expense on the statements of income. During 2011, 2010 and 2009, the Registrant Subsidiaries did not employ any fair value hedging strategies.

Accounting for Cash Flow Hedging Strategies

For cash flow hedges (i.e. hedging the exposure to variability in expected future cash flows that is attributable to a particular risk), the Registrant Subsidiaries initially report the effective portion of the gain or loss on the derivative instrument as a component of Accumulated Other Comprehensive Income (Loss) on the balance sheets until the period the hedged item affects Net Income. The Registrant Subsidiaries recognize any hedge ineffectiveness in Net Income immediately during the period of change, except in regulated jurisdictions where hedge ineffectiveness is recorded as a regulatory asset (for losses) or a regulatory liability (for gains).

Realized gains and losses on derivative contracts for the purchase and sale of power, coal, natural gas and heating oil and gasoline designated as cash flow hedges are included in Revenues, Fuel and Other Consumables Used for Electric Generation or Purchased Electricity for Resale on the statements of income or in Regulatory Assets or Regulatory Liabilities on the balance sheets, depending on the specific nature of the risk being hedged. During 2011, 2010 and 2009, APCo, I&M and OPCo designated commodity derivatives as cash flow hedges.

The Registrant Subsidiaries reclassify gains and losses on financial fuel derivative contracts designated as cash flow hedges from Accumulated Other Comprehensive Income (Loss) on the balance sheets into Other Operation expense, Maintenance expense or Depreciation and Amortization expense, as it relates to capital projects, on the statements of income. During 2011, 2010 and 2009, the Registrant Subsidiaries designated heating oil and gasoline derivatives as cash flow hedges.

The Registrant Subsidiaries reclassify gains and losses on interest rate derivative hedges related to debt financings from Accumulated Other Comprehensive Income (Loss) into Interest Expense in those periods in which hedged interest payments occur. During 2011, APCo, I&M and SWEPCo designated interest rate derivatives as cash flow hedges. During 2010, APCo and PSO designated interest rate derivatives as cash flow hedges. During 2009, OPCo designated interest rate derivatives as cash flow hedges.

The accumulated gains or losses related to foreign currency hedges are reclassified from Accumulated Other Comprehensive Income (Loss) on the balance sheets into Depreciation and Amortization expense on the statements of income over the depreciable lives of the fixed assets that were designated as the hedged items in qualifying foreign currency hedging relationships. During 2011, 2010 and 2009, SWEPCo designated foreign currency derivatives as cash flow hedges.

During 2009, OPCo recognized a $6 million gain in Interest Expense related to hedge ineffectiveness on interest rate derivatives designated in cash flow hedge strategies. During 2011, 2010 and 2009, hedge ineffectiveness was immaterial or nonexistent for all of the other cash flow hedge strategies disclosed above.

The following tables provide details on designated, effective cash flow hedges included in Accumulated Other Comprehensive Income (Loss) on the balance sheets and the reasons for changes in cash flow hedges for the years ended December 31, 2011, 2010 and 2009. All amounts in the following tables are presented net of related income taxes.

Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Year Ended December 31, 2011

Commodity Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2010	$(273)	$(178)	$(364)	$88	$82
Changes in Fair Value Recognized in AOCI	(2,077)	(1,294)	(2,748)	108	102
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Electric Generation, Transmission and
Distribution Revenues	249	544	1,457	-	-
Fuel and Other Consumables Used for
Electric Generation	-	-	-	-	-
Purchased Electricity for Resale	62	79	425	-	-
Other Operation Expense	(95)	(71)	(160)	(93)	(93)
Maintenance Expense	(169)	(64)	(141)	(62)	(65)
Property, Plant and Equipment	(175)	(90)	(217)	(110)	(88)
Regulatory Assets (a)	1,169	255	-	-	-
Regulatory Liabilities (a)	-	-	-	-	-
Balance in AOCI as of December 31, 2011	$(1,309)	$(819)	$(1,748)	$(69)	$(62)

Interest Rate and
Foreign Currency Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2010	$217	$(8,507)	$10,813	$8,406	$(4,272)
Changes in Fair Value Recognized in AOCI	(373)	(6,913)	-	(475)	(12,438)
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Depreciation and Amortization
Expense	-	-	4	-	-
Other Operation Expense	-	-	-	-	-
Interest Expense	1,180	955	(1,363)	(713)	1,248
Balance in AOCI as of December 31, 2011	$1,024	$(14,465)	$9,454	$7,218	$(15,462)

Total Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2010	$(56)	$(8,685)	$10,449	$8,494	$(4,190)
Changes in Fair Value Recognized in AOCI	(2,450)	(8,207)	(2,748)	(367)	(12,336)
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Electric Generation, Transmission and
Distribution Revenues	249	544	1,457	-	-
Fuel and Other Consumables Used for
Electric Generation	-	-	-	-	-
Purchased Electricity for Resale	62	79	425	-	-
Other Operation Expense	(95)	(71)	(160)	(93)	(93)
Maintenance Expense	(169)	(64)	(141)	(62)	(65)
Depreciation and Amortization
Expense	-	-	4	-	-
Interest Expense	1,180	955	(1,363)	(713)	1,248
Property, Plant and Equipment	(175)	(90)	(217)	(110)	(88)
Regulatory Assets (a)	1,169	255	-	-	-
Regulatory Liabilities (a)	-	-	-	-	-
Balance in AOCI as of December 31, 2011	$(285)	$(15,284)	$7,706	$7,149	$(15,524)

Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Year Ended December 31, 2010

Commodity Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2009	$(743)	$(382)	$(742)	$(78)	$112
Changes in Fair Value Recognized in AOCI	(1,450)	(901)	(1,958)	77	69
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Electric Generation, Transmission and
Distribution Revenues	51	87	229	-	-
Fuel and Other Consumables Used for
Electric Generation	-	-	(13)	197	-
Purchased Electricity for Resale	393	895	2,338	-	-
Other Operation Expense	(43)	(31)	(72)	(39)	(44)
Maintenance Expense	(70)	(28)	(54)	(24)	(23)
Property, Plant and Equipment	(71)	(36)	(87)	(45)	(32)
Regulatory Assets (a)	1,660	218	-	-	-
Regulatory Liabilities (a)	-	-	(5)	-	-
Balance in AOCI as of December 31, 2010	$(273)	$(178)	$(364)	$88	$82

Interest Rate and
Foreign Currency Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2009	$(6,450)	$(9,514)	$12,172	$(521)	$(5,047)
Changes in Fair Value Recognized in AOCI	5,042	-	-	8,813	(74)
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Depreciation and Amortization
Expense	-	-	4	-	-
Other Operation Expense	-	-	-	-	21
Interest Expense	1,625	1,007	(1,363)	114	828
Balance in AOCI as of December 31, 2010	$217	$(8,507)	$10,813	$8,406	$(4,272)

Total Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2009	$(7,193)	$(9,896)	$11,430	$(599)	$(4,935)
Changes in Fair Value Recognized in AOCI	3,592	(901)	(1,958)	8,890	(5)
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Electric Generation, Transmission and
Distribution Revenues	51	87	229	-	-
Fuel and Other Consumables Used for
Electric Generation	-	-	(13)	197	-
Purchased Electricity for Resale	393	895	2,338	-	-
Other Operation Expense	(43)	(31)	(72)	(39)	(23)
Maintenance Expense	(70)	(28)	(54)	(24)	(23)
Depreciation and Amortization
Expense	-	-	4	-	-
Interest Expense	1,625	1,007	(1,363)	114	828
Property, Plant and Equipment	(71)	(36)	(87)	(45)	(32)
Regulatory Assets (a)	1,660	218	-	-	-
Regulatory Liabilities (a)	-	-	(5)	-	-
Balance in AOCI as of December 31, 2010	$(56)	$(8,685)	$10,449	$8,494	$(4,190)

Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Year Ended December 31, 2009

Commodity Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2008	$2,726	$1,482	$3,429	$-	$-
Changes in Fair Value Recognized in AOCI	(669)	(435)	(984)	5	190
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Electric Generation, Transmission and
Distribution Revenues	(1,646)	(3,189)	(8,991)	-	-
Fuel and Other Consumables Used for
Electric Generation	(95)	(50)	(108)	(49)	(54)
Purchased Electricity for Resale	1,093	2,142	5,982	-	-
Other Operation Expense	-	-	-	-	-
Maintenance Expense	-	-	-	-	-
Property, Plant and Equipment	(58)	(29)	(70)	(34)	(24)
Regulatory Assets (a)	4,003	481	-	-	-
Regulatory Liabilities (a)	(6,097)	(784)	-	-	-
Balance in AOCI as of December 31, 2009	$(743)	$(382)	$(742)	$(78)	$112

Interest Rate and
Foreign Currency Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2008	$(8,118)	$(10,521)	$1,752	$(704)	$(5,924)
Changes in Fair Value Recognized in AOCI	(1)	-	10,915	-	49
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Depreciation and Amortization
Expense	-	(4)	4	-	-
Other Operation Expense	-	-	-	-	-
Interest Expense	1,669	1,011	(499)	183	828
Balance in AOCI as of December 31, 2009	$(6,450)	$(9,514)	$12,172	$(521)	$(5,047)

Total Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2008	$(5,392)	$(9,039)	$5,181	$(704)	$(5,924)
Changes in Fair Value Recognized in AOCI	(670)	(435)	9,931	5	239
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Electric Generation, Transmission and
Distribution Revenues	(1,646)	(3,189)	(8,991)	-	-
Fuel and Other Consumables Used for
Electric Generation	(95)	(50)	(108)	(49)	(54)
Purchased Electricity for Resale	1,093	2,142	5,982	-	-
Other Operation Expense	-	-	-	-	-
Maintenance Expense	-	-	-	-	-
Depreciation and Amortization
Expense	-	(4)	4	-	-
Interest Expense	1,669	1,011	(499)	183	828
Property, Plant and Equipment	(58)	(29)	(70)	(34)	(24)
Regulatory Assets (a)	4,003	481	-	-	-
Regulatory Liabilities (a)	(6,097)	(784)	-	-	-
Balance in AOCI as of December 31, 2009	$(7,193)	$(9,896)	$11,430	$(599)	$(4,935)

(a)       Represents realized and unrealized gains and losses subject to regulatory accounting treatment recorded as either current or noncurrent on the balance sheets.

Cash flow hedges included in Accumulated Other Comprehensive Income (Loss) on the balance sheets at December 31, 2011 and 2010 were:

Impact of Cash Flow Hedges on the Registrant Subsidiaries’
Balance Sheets
December 31, 2011

	Hedging Assets (a)		Hedging Liabilities (a)		AOCI Gain (Loss) Net of Tax
		Interest Rate		Interest Rate		Interest Rate
		and Foreign		and Foreign		and Foreign
Company	Commodity	Currency	Commodity	Currency	Commodity	Currency
	(in thousands)
APCo	$431	$-	$2,418	$-	$(1,309)	$1,024
I&M	277	-	1,523	10,637	(819)	(14,465)
OPCo	584	-	3,239	-	(1,748)	9,454
PSO	-	-	107	-	(69)	7,218
SWEPCo	-	3	97	19,143	(62)	(15,462)

	Expected to be Reclassified to
	Net Income During the Next
	Twelve Months
			Maximum Term for
		Interest Rate	Exposure to
		and Foreign	Variability of Future
Company	Commodity	Currency	Cash Flows
	(in thousands)		(in months)
APCo	$(1,140)	$(1,052)	29
I&M	(712)	(595)	29
OPCo	(1,518)	1,359	29
PSO	(70)	759	12
SWEPCo	(63)	(1,864)	12

Impact of Cash Flow Hedges on the Registrant Subsidiaries’
Balance Sheets
December 31, 2010

	Hedging Assets (a)		Hedging Liabilities (a)		AOCI Gain (Loss) Net of Tax
		Interest Rate		Interest Rate		Interest Rate
		and Foreign		and Foreign		and Foreign
Company	Commodity	Currency	Commodity	Currency	Commodity	Currency
	(in thousands)
APCo	$333	$11,888	$727	$-	$(273)	$217
I&M	175	-	437	-	(178)	(8,507)
OPCo	403	-	930	-	(364)	10,813
PSO	134	13,558	-	-	88	8,406
SWEPCo	123	5	-	-	82	(4,272)

	Expected to be Reclassified to
	Net Income During the Next
	Twelve Months
		Interest Rate
		and Foreign
Company	Commodity	Currency
	(in thousands)
APCo	$(280)	$(1,173)
I&M	(184)	(955)
OPCo	(373)	1,359
PSO	88	735
SWEPCo	82	(829)

(a)       Hedging Assets and Hedging Liabilities are included in Risk Management Assets and Liabilities on the balance sheets.

The actual amounts reclassified from Accumulated Other Comprehensive Income (Loss) to Net Income can differ from the estimate above due to market price changes.

Credit Risk

AEPSC, on behalf of the Registrant Subsidiaries, limits credit risk in their wholesale marketing and trading activities by assessing the creditworthiness of potential counterparties before entering into transactions with them and continuing to evaluate their creditworthiness on an ongoing basis. AEPSC, on behalf of the Registrant Subsidiaries, uses Moody's, Standard and Poor's and current market-based qualitative and quantitative data as well as financial statements to assess the financial health of counterparties on an ongoing basis.

AEPSC, on behalf of the Registrant Subsidiaries, uses standardized master agreements which may include collateral requirements. These master agreements facilitate the netting of cash flows associated with a single counterparty. Cash, letters of credit and parental/affiliate guarantees may be obtained as security from counterparties in order to mitigate credit risk. The collateral agreements require a counterparty to post cash or letters of credit in the event an exposure exceeds the established threshold. The threshold represents an unsecured credit limit which may be supported by a parental/affiliate guaranty, as determined in accordance with AEP's credit policy. In addition, collateral agreements allow for termination and liquidation of all positions in the event of a failure or inability to post collateral.

Collateral Triggering Events

Under the tariffs of the RTOs and Independent System Operators (ISOs) and a limited number of derivative and non-derivative contracts primarily related to competitive retail auction loads, the Registrant Subsidiaries are obligated to post an additional amount of collateral if certain credit ratings decline below investment grade. The amount of collateral required fluctuates based on market prices and total exposure. On an ongoing basis, AEP's risk management organization assesses the appropriateness of these collateral triggering items in contracts. The Registrant Subsidiaries have not experienced a downgrade below investment grade. The following tables represent: (a) the Registrant Subsidiaries' aggregate fair values of such derivative contracts, (b) the amount of collateral the Registrant Subsidiaries would have been required to post for all derivative and non-derivative contracts if credit ratings of the Registrant Subsidiaries had declined below investment grade and (c) how much was attributable to RTO and ISO activities as of December 31, 2011 and 2010:

	December 31, 2011
	Liabilities for	Amount of Collateral the	Amount
	Derivative Contracts	Registrant Subsidiaries	Attributable to
	with Credit	Would Have Been	RTO and ISO
Company	Downgrade Triggers	Required to Post	Activities
	(in thousands)
APCo	$10,007	$6,211	$6,211
I&M	6,418	3,983	3,983
OPCo	13,550	8,410	8,410
PSO	-	856	414
SWEPCo	-	1,128	522

	December 31, 2010
	Liabilities for	Amount of Collateral the	Amount
	Derivative Contracts	Registrant Subsidiaries	Attributable to
	with Credit	Would Have Been	RTO and ISO
Company	Downgrade Triggers	Required to Post	Activities
	(in thousands)
APCo	$6,594	$12,607	$12,574
I&M	3,965	7,581	7,561
OPCo	8,441	16,138	16,095
PSO	16	1,785	1,385
SWEPCo	19	2,139	1,659

As of December 31, 2011 and 2010, the Registrant Subsidiaries were not required to post any collateral.

In addition, a majority of the Registrant Subsidiaries' non-exchange traded commodity contracts contain cross-default provisions that, if triggered, would permit the counterparty to declare a default and require settlement of the outstanding payable. These cross-default provisions could be triggered if there was a non-performance event by Parent or the obligor under outstanding debt or a third party obligation in excess of $50 million. On an ongoing basis, AEP's risk management organization assesses the appropriateness of these cross-default provisions in the contracts. Management does not anticipate a non-performance event under these provisions. The following tables represent: (a) the fair value of these derivative liabilities subject to cross-default provisions prior to consideration of contractual netting arrangements, (b) the amount this exposure has been reduced by cash collateral posted by the Registrant Subsidiaries and (c) if a cross-default provision would have been triggered, the settlement amount that would be required after considering the Registrant Subsidiaries' contractual netting arrangements as of December 31, 2011 and 2010:

	December 31, 2011
	Liabilities for		Additional
	Contracts with Cross		Settlement
	Default Provisions		Liability if Cross
	Prior to Contractual	Amount of Cash	Default Provision
Company	Netting Arrangements	Collateral Posted	is Triggered
	(in thousands)
APCo	$76,868	$8,107	$27,603
I&M	59,936	5,200	28,339
OPCo	104,091	10,978	37,380
PSO	142	-	61
SWEPCo	19,322	-	19,220

	December 31, 2010
	Liabilities for		Additional
	Contracts with Cross		Settlement
	Default Provisions		Liability if Cross
	Prior to Contractual	Amount of Cash	Default Provision
Company	Netting Arrangements	Collateral Posted	is Triggered
	(in thousands)
APCo	$76,810	$6,637	$23,748
I&M	46,188	3,991	14,280
OPCo	98,343	8,496	30,420
PSO	60	-	28
SWEPCo	75	-	37

Indiana Michigan Power Co [Member]
Derivatives and Hedging [Abstract]
Derivatives and Hedging

9. DERIVATIVES AND HEDGING

OBJECTIVES FOR UTILIZATION OF DERIVATIVE INSTRUMENTS

The Registrant Subsidiaries are exposed to certain market risks as major power producers and marketers of wholesale electricity, coal and emission allowances. These risks include commodity price risk, interest rate risk, credit risk and, to a lesser extent, foreign currency exchange risk. These risks represent the risk of loss that may impact the Registrant Subsidiaries due to changes in the underlying market prices or rates. AEPSC, on behalf of the Registrant Subsidiaries, manages these risks using derivative instruments.

STRATEGIES FOR UTILIZATION OF DERIVATIVE INSTRUMENTS TO ACHIEVE OBJECTIVES

Trading Strategies

The strategy surrounding the use of derivative instruments for trading purposes focuses on seizing market opportunities to create value driven by expected changes in the market prices of the commodities in which AEPSC transacts on behalf of the Registrant Subsidiaries.

Risk Management Strategies

The strategy surrounding the use of derivative instruments focuses on managing risk exposures, future cash flows and creating value utilizing both economic and formal hedging strategies. To accomplish these objectives, AEPSC, on behalf of the Registrant Subsidiaries, primarily employs risk management contracts including physical forward purchase and sale contracts, financial forward purchase and sale contracts and financial swap instruments. Not all risk management contracts meet the definition of a derivative under the accounting guidance for “Derivatives and Hedging.” Derivative risk management contracts elected normal under the normal purchases and normal sales scope exception are not subject to the requirements of this accounting guidance.

AEPSC, on behalf of the Registrant Subsidiaries, enters into power, coal, natural gas, interest rate and, to a lesser degree, heating oil and gasoline, emission allowance and other commodity contracts to manage the risk associated with the energy business. AEPSC, on behalf of the Registrant Subsidiaries, enters into interest rate derivative contracts in order to manage the interest rate exposure associated with the Registrant Subsidiaries' commodity portfolio. For disclosure purposes, such risks are grouped as “Commodity,” as these risks are related to energy risk management activities. AEPSC, on behalf of the Registrant Subsidiaries, also engages in risk management of interest rate risk associated with debt financing and foreign currency risk associated with future purchase obligations denominated in foreign currencies. For disclosure purposes, these risks are grouped as “Interest Rate and Foreign Currency.” The amount of risk taken is determined by the Commercial Operations and Finance groups in accordance with established risk management policies as approved by the Finance Committee of AEP's Board of Directors.

The following tables represent the gross notional volume of the Registrant Subsidiaries' outstanding derivative contracts as of December 31, 2011 and 2010:

Notional Volume of Derivative Instruments
December 31, 2011

Primary Risk	Unit of
Exposure	Measure	APCo	I&M	OPCo	PSO	SWEPCo

		(in thousands)
Commodity:
Power	MWHs	169,459	109,326	229,468	39	49
Coal	Tons	3,714	1,920	8,337	3,574	2,974
Natural Gas	MMBtus	7,923	5,081	10,728	115	145
Heating Oil and
Gasoline	Gallons	1,057	525	1,254	618	569
Interest Rate	USD	$31,029	$19,890	$42,093	$175	$203

Interest Rate and
Foreign Currency	USD	$-	$200,000	$-	$-	$200,069

Notional Volume of Derivative Instruments
December 31, 2010

Primary Risk	Unit of
Exposure	Measure	APCo	I&M	OPCo	PSO	SWEPCo

		(in thousands)
Commodity:
Power	MWHs	194,217	117,862	248,616	21	34
Coal	Tons	11,195	6,571	28,583	4,936	8,777
Natural Gas	MMBtus	2,166	1,302	2,772	15	19
Heating Oil and
Gasoline	Gallons	1,054	521	1,243	616	564
Interest Rate	USD	$9,541	$5,732	$12,656	$609	$793

Interest Rate and
Foreign Currency	USD	$200,000	$-	$-	$200,000	$189

Fair Value Hedging Strategies

AEPSC, on behalf of the Registrant Subsidiaries, enters into interest rate derivative transactions as part of an overall strategy to manage the mix of fixed-rate and floating-rate debt. Certain interest rate derivative transactions effectively modify an exposure to interest rate risk by converting a portion of fixed-rate debt to a floating rate. Provided specific criteria are met, these interest rate derivatives are designated as fair value hedges.

Cash Flow Hedging Strategies

AEPSC, on behalf of the Registrant Subsidiaries, enters into and designates as cash flow hedges certain derivative transactions for the purchase and sale of power, coal, natural gas and heating oil and gasoline (“Commodity”) in order to manage the variable price risk related to the forecasted purchase and sale of these commodities. Management monitors the potential impacts of commodity price changes and, where appropriate, enters into derivative transactions to protect profit margins for a portion of future electricity sales and fuel or energy purchases. The Registrant Subsidiaries do not hedge all commodity price risk.

The Registrant Subsidiaries' vehicle fleet is exposed to gasoline and diesel fuel price volatility. AEPSC, on behalf of the Registrant Subsidiaries, enters into financial heating oil and gasoline derivative contracts in order to mitigate price risk of future fuel purchases. For disclosure purposes, these contracts are included with other hedging activities as “Commodity.” The Registrant Subsidiaries do not hedge all fuel price risk.

AEPSC, on behalf of the Registrant Subsidiaries, enters into a variety of interest rate derivative transactions in order to manage interest rate risk exposure. Some interest rate derivative transactions effectively modify exposure to interest rate risk by converting a portion of floating-rate debt to a fixed rate. AEPSC, on behalf of the Registrant Subsidiaries, also enters into interest rate derivative contracts to manage interest rate exposure related to future borrowings of fixed-rate debt. The forecasted fixed-rate debt offerings have a high probability of occurrence as the proceeds will be used to fund existing debt maturities and projected capital expenditures. The Registrant Subsidiaries do not hedge all interest rate exposure.

At times, the Registrant Subsidiaries are exposed to foreign currency exchange rate risks primarily when some fixed assets are purchased from foreign suppliers. In accordance with AEP's risk management policy, AEPSC, on behalf of the Registrant Subsidiaries, may enter into foreign currency derivative transactions to protect against the risk of increased cash outflows resulting from a foreign currency's appreciation against the dollar. The Registrant Subsidiaries do not hedge all foreign currency exposure.

ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND THE IMPACT ON THE FINANCIAL STATEMENTS

The accounting guidance for “Derivatives and Hedging” requires recognition of all qualifying derivative instruments as either assets or liabilities on the balance sheet at fair value. The fair values of derivative instruments accounted for using MTM accounting or hedge accounting are based on exchange prices and broker quotes. If a quoted market price is not available, the estimate of fair value is based on the best information available including valuation models that estimate future energy prices based on existing market and broker quotes, supply and demand market data and assumptions. In order to determine the relevant fair values of the derivative instruments, the Registrant Subsidiaries also apply valuation adjustments for discounting, liquidity and credit quality.

Credit risk is the risk that a counterparty will fail to perform on the contract or fail to pay amounts due. Liquidity risk represents the risk that imperfections in the market will cause the price to vary from estimated fair value based upon prevailing market supply and demand conditions. Since energy markets are imperfect and volatile, there are inherent risks related to the underlying assumptions in models used to fair value risk management contracts. Unforeseen events may cause reasonable price curves to differ from actual price curves throughout a contract's term and at the time a contract settles. Consequently, there could be significant adverse or favorable effects on future net income and cash flows if market prices are not consistent with management's estimates of current market consensus for forward prices in the current period. This is particularly true for longer term contracts. Cash flows may vary based on market conditions, margin requirements and the timing of settlement of risk management contracts.

According to the accounting guidance for “Derivatives and Hedging,” the Registrant Subsidiaries reflect the fair values of derivative instruments subject to netting agreements with the same counterparty net of related cash collateral. For certain risk management contracts, the Registrant Subsidiaries are required to post or receive cash collateral based on third party contractual agreements and risk profiles. For the December 31, 2011 and 2010 balance sheets, the Registrant Subsidiaries netted cash collateral received from third parties against short-term and long-term risk management assets and cash collateral paid to third parties against short-term and long-term risk management liabilities as follows:

	December 31,
	2011		2010
	Cash Collateral	Cash Collateral	Cash Collateral	Cash Collateral
	Received	Paid	Received	Paid
	Netted Against	Netted Against	Netted Against	Netted Against
	Risk Management	Risk Management	Risk Management	Risk Management
Company	Assets	Liabilities	Assets	Liabilities
	(in thousands)
APCo	$4,291	$28,964	$1,809	$16,229
I&M	2,752	18,547	1,087	9,757
OPCo	5,810	39,183	2,314	20,908
PSO	53	130	-	44
SWEPCo	66	124	-	72

The following tables represent the gross fair value of the Registrant Subsidiaries' derivative activity on the balance sheets as of December 31, 2011 and 2010:

Fair Value of Derivative Instruments
December 31, 2011

I&M
	Risk
	Management
	Contracts	Hedging Contracts
			Interest Rate
			and Foreign
Balance Sheet Location	Commodity (a)	Commodity (a)	Currency (a)	Other (b)	Total
	(in thousands)
Current Risk Management Assets	$154,628	$667	$-	$(123,143)	$32,152
Long-term Risk Management Assets	68,047	58	-	(38,743)	29,362
Total Assets	222,675	725	-	(161,886)	61,514

Current Risk Management Liabilities	149,466	1,747	-	(134,233)	16,980
Long-term Risk Management Liabilities	52,441	224	10,637	(44,431)	18,871
Total Liabilities	201,907	1,971	10,637	(178,664)	35,851

Total MTM Derivative Contract Net
Assets (Liabilities)	$20,768	$(1,246)	$(10,637)	$16,778	$25,663

Fair Value of Derivative Instruments
December 31, 2010

I&M
	Risk
	Management
	Contracts	Hedging Contracts
			Interest Rate
			and Foreign
Balance Sheet Location	Commodity (a)	Commodity (a)	Currency (a)	Other (b)	Total
	(in thousands)
Current Risk Management Assets	$162,896	$1,151	$-	$(136,521)	$27,526
Long-term Risk Management Assets	56,154	429	-	(25,098)	31,485
Total Assets	219,050	1,580	-	(161,619)	59,011

Current Risk Management Liabilities	156,750	1,421	-	(141,386)	16,785
Long-term Risk Management Liabilities	37,039	421	-	(30,930)	6,530
Total Liabilities	193,789	1,842	-	(172,316)	23,315

Total MTM Derivative Contract Net
Assets (Liabilities)	$25,261	$(262)	$-	$10,697	$35,696

(a) Derivative instruments within these categories are reported gross. These instruments are subject to master netting agreements and are presented on the balance sheets on a net basis in accordance with the accounting guidance for "Derivatives and Hedging."

(b) Amounts include counterparty netting of risk management and hedging contracts and associated cash collateral in accordance with the accounting guidance for "Derivatives and Hedging." Amounts also include de-designated risk management contracts.

The tables below present the Registrant Subsidiaries' activity of derivative risk management contracts for the years ended December 31, 2011, 2010 and 2009:

Amount of Gain (Loss) Recognized on
Risk Management Contracts
Year Ended December 31, 2011

Location of Gain (Loss)	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Electric Generation, Transmission and
Distribution Revenues	$2,843	$12,786	$27,292	$297	$547
Sales to AEP Affiliates	154	92	196	3	4
Fuel and Other Consumables Used for
Electric Generation	-	-	(2)	-	-
Regulatory Assets (a)	373	(1,470)	(17,928)	(1,421)	(1,709)
Regulatory Liabilities (a)	2,552	(5,178)	(105)	708	(118)
Total Gain (Loss) on Risk Management
Contracts	$5,922	$6,230	$9,453	$(413)	$(1,276)

Amount of Gain (Loss) Recognized on
Risk Management Contracts
Year Ended December 31, 2010

Location of Gain (Loss)	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Electric Generation, Transmission and
Distribution Revenues	$5,057	$21,834	$40,893	$3,156	$3,880
Sales to AEP Affiliates	(2,379)	(2,471)	5,043	(794)	(1,523)
Fuel and Other Consumables Used for
Electric Generation	-	-	-	-	-
Regulatory Assets (a)	(372)	(186)	(5,788)	46	(2,902)
Regulatory Liabilities (a)	27,790	8,217	3,451	878	351
Total Gain (Loss) on Risk Management
Contracts	$30,096	$27,394	$43,599	$3,286	$(194)

Amount of Gain (Loss) Recognized on
Risk Management Contracts
Year Ended December 31, 2009

Location of Gain (Loss)	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Electric Generation, Transmission and
Distribution Revenues	$16,213	$39,188	$59,313	$(94)	$44
Sales to AEP Affiliates	(8,978)	(5,450)	(6,770)	912	750
Fuel and Other Consumables Used for
Electric Generation	-	-	-	-	-
Regulatory Assets (a)	-	(5,837)	(22,065)	(331)	(73)
Regulatory Liabilities (a)	6,908	(2,394)	(7,805)	(1,280)	190
Total Gain (Loss) on Risk Management
Contracts	$14,143	$25,507	$22,673	$(793)	$911

(a)       Represents realized and unrealized gains and losses subject to regulatory accounting treatment recorded as either current or noncurrent on the balance sheets.

Certain qualifying derivative instruments have been designated as normal purchase or normal sale contracts, as provided in the accounting guidance for “Derivatives and Hedging.” Derivative contracts that have been designated as normal purchases or normal sales under that accounting guidance are not subject to MTM accounting treatment and are recognized on the statements of income on an accrual basis.

The accounting for the changes in the fair value of a derivative instrument depends on whether it qualifies for and has been designated as part of a hedging relationship and further, on the type of hedging relationship. Depending on the exposure, management designates a hedging instrument as a fair value hedge or a cash flow hedge.

For contracts that have not been designated as part of a hedging relationship, the accounting for changes in fair value depends on whether the derivative instrument is held for trading purposes. Unrealized and realized gains and losses on derivative instruments held for trading purposes are included in revenues on a net basis on the statements of income. Unrealized and realized gains and losses on derivative instruments not held for trading purposes are included in revenues or expenses on the statements of income depending on the relevant facts and circumstances. However, unrealized and some realized gains and losses in regulated jurisdictions (APCo, I&M, PSO, the non-Texas portion of SWEPCo generation and, beginning in the second quarter of 2009, the Texas portion of SWEPCo generation) for both trading and non-trading derivative instruments are recorded as regulatory assets (for losses) or regulatory liabilities (for gains) in accordance with the accounting guidance for “Regulated Operations.” SWEPCo re-applied the accounting guidance for “Regulated Operations” for the generation portion of SWEPCo's Texas retail jurisdiction effective the second quarter of 2009.

Accounting for Fair Value Hedging Strategies

For fair value hedges (i.e. hedging the exposure to changes in the fair value of an asset, liability or an identified portion thereof attributable to a particular risk), the gain or loss on the derivative instrument as well as the offsetting gain or loss on the hedged item associated with the hedged risk impacts Net Income during the period of change.

The Registrant Subsidiaries record realized and unrealized gains or losses on interest rate swaps that qualify for fair value hedge accounting treatment and any offsetting changes in the fair value of the debt being hedged in Interest Expense on the statements of income. During 2011, 2010 and 2009, the Registrant Subsidiaries did not employ any fair value hedging strategies.

Accounting for Cash Flow Hedging Strategies

For cash flow hedges (i.e. hedging the exposure to variability in expected future cash flows that is attributable to a particular risk), the Registrant Subsidiaries initially report the effective portion of the gain or loss on the derivative instrument as a component of Accumulated Other Comprehensive Income (Loss) on the balance sheets until the period the hedged item affects Net Income. The Registrant Subsidiaries recognize any hedge ineffectiveness in Net Income immediately during the period of change, except in regulated jurisdictions where hedge ineffectiveness is recorded as a regulatory asset (for losses) or a regulatory liability (for gains).

Realized gains and losses on derivative contracts for the purchase and sale of power, coal, natural gas and heating oil and gasoline designated as cash flow hedges are included in Revenues, Fuel and Other Consumables Used for Electric Generation or Purchased Electricity for Resale on the statements of income or in Regulatory Assets or Regulatory Liabilities on the balance sheets, depending on the specific nature of the risk being hedged. During 2011, 2010 and 2009, APCo, I&M and OPCo designated commodity derivatives as cash flow hedges.

The Registrant Subsidiaries reclassify gains and losses on financial fuel derivative contracts designated as cash flow hedges from Accumulated Other Comprehensive Income (Loss) on the balance sheets into Other Operation expense, Maintenance expense or Depreciation and Amortization expense, as it relates to capital projects, on the statements of income. During 2011, 2010 and 2009, the Registrant Subsidiaries designated heating oil and gasoline derivatives as cash flow hedges.

The Registrant Subsidiaries reclassify gains and losses on interest rate derivative hedges related to debt financings from Accumulated Other Comprehensive Income (Loss) into Interest Expense in those periods in which hedged interest payments occur. During 2011, APCo, I&M and SWEPCo designated interest rate derivatives as cash flow hedges. During 2010, APCo and PSO designated interest rate derivatives as cash flow hedges. During 2009, OPCo designated interest rate derivatives as cash flow hedges.

The accumulated gains or losses related to foreign currency hedges are reclassified from Accumulated Other Comprehensive Income (Loss) on the balance sheets into Depreciation and Amortization expense on the statements of income over the depreciable lives of the fixed assets that were designated as the hedged items in qualifying foreign currency hedging relationships. During 2011, 2010 and 2009, SWEPCo designated foreign currency derivatives as cash flow hedges.

During 2009, OPCo recognized a $6 million gain in Interest Expense related to hedge ineffectiveness on interest rate derivatives designated in cash flow hedge strategies. During 2011, 2010 and 2009, hedge ineffectiveness was immaterial or nonexistent for all of the other cash flow hedge strategies disclosed above.

The following tables provide details on designated, effective cash flow hedges included in Accumulated Other Comprehensive Income (Loss) on the balance sheets and the reasons for changes in cash flow hedges for the years ended December 31, 2011, 2010 and 2009. All amounts in the following tables are presented net of related income taxes.

Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Year Ended December 31, 2011

Commodity Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2010	$(273)	$(178)	$(364)	$88	$82
Changes in Fair Value Recognized in AOCI	(2,077)	(1,294)	(2,748)	108	102
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Electric Generation, Transmission and
Distribution Revenues	249	544	1,457	-	-
Fuel and Other Consumables Used for
Electric Generation	-	-	-	-	-
Purchased Electricity for Resale	62	79	425	-	-
Other Operation Expense	(95)	(71)	(160)	(93)	(93)
Maintenance Expense	(169)	(64)	(141)	(62)	(65)
Property, Plant and Equipment	(175)	(90)	(217)	(110)	(88)
Regulatory Assets (a)	1,169	255	-	-	-
Regulatory Liabilities (a)	-	-	-	-	-
Balance in AOCI as of December 31, 2011	$(1,309)	$(819)	$(1,748)	$(69)	$(62)

Interest Rate and
Foreign Currency Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2010	$217	$(8,507)	$10,813	$8,406	$(4,272)
Changes in Fair Value Recognized in AOCI	(373)	(6,913)	-	(475)	(12,438)
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Depreciation and Amortization
Expense	-	-	4	-	-
Other Operation Expense	-	-	-	-	-
Interest Expense	1,180	955	(1,363)	(713)	1,248
Balance in AOCI as of December 31, 2011	$1,024	$(14,465)	$9,454	$7,218	$(15,462)

Total Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2010	$(56)	$(8,685)	$10,449	$8,494	$(4,190)
Changes in Fair Value Recognized in AOCI	(2,450)	(8,207)	(2,748)	(367)	(12,336)
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Electric Generation, Transmission and
Distribution Revenues	249	544	1,457	-	-
Fuel and Other Consumables Used for
Electric Generation	-	-	-	-	-
Purchased Electricity for Resale	62	79	425	-	-
Other Operation Expense	(95)	(71)	(160)	(93)	(93)
Maintenance Expense	(169)	(64)	(141)	(62)	(65)
Depreciation and Amortization
Expense	-	-	4	-	-
Interest Expense	1,180	955	(1,363)	(713)	1,248
Property, Plant and Equipment	(175)	(90)	(217)	(110)	(88)
Regulatory Assets (a)	1,169	255	-	-	-
Regulatory Liabilities (a)	-	-	-	-	-
Balance in AOCI as of December 31, 2011	$(285)	$(15,284)	$7,706	$7,149	$(15,524)

Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Year Ended December 31, 2010

Commodity Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2009	$(743)	$(382)	$(742)	$(78)	$112
Changes in Fair Value Recognized in AOCI	(1,450)	(901)	(1,958)	77	69
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Electric Generation, Transmission and
Distribution Revenues	51	87	229	-	-
Fuel and Other Consumables Used for
Electric Generation	-	-	(13)	197	-
Purchased Electricity for Resale	393	895	2,338	-	-
Other Operation Expense	(43)	(31)	(72)	(39)	(44)
Maintenance Expense	(70)	(28)	(54)	(24)	(23)
Property, Plant and Equipment	(71)	(36)	(87)	(45)	(32)
Regulatory Assets (a)	1,660	218	-	-	-
Regulatory Liabilities (a)	-	-	(5)	-	-
Balance in AOCI as of December 31, 2010	$(273)	$(178)	$(364)	$88	$82

Interest Rate and
Foreign Currency Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2009	$(6,450)	$(9,514)	$12,172	$(521)	$(5,047)
Changes in Fair Value Recognized in AOCI	5,042	-	-	8,813	(74)
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Depreciation and Amortization
Expense	-	-	4	-	-
Other Operation Expense	-	-	-	-	21
Interest Expense	1,625	1,007	(1,363)	114	828
Balance in AOCI as of December 31, 2010	$217	$(8,507)	$10,813	$8,406	$(4,272)

Total Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2009	$(7,193)	$(9,896)	$11,430	$(599)	$(4,935)
Changes in Fair Value Recognized in AOCI	3,592	(901)	(1,958)	8,890	(5)
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Electric Generation, Transmission and
Distribution Revenues	51	87	229	-	-
Fuel and Other Consumables Used for
Electric Generation	-	-	(13)	197	-
Purchased Electricity for Resale	393	895	2,338	-	-
Other Operation Expense	(43)	(31)	(72)	(39)	(23)
Maintenance Expense	(70)	(28)	(54)	(24)	(23)
Depreciation and Amortization
Expense	-	-	4	-	-
Interest Expense	1,625	1,007	(1,363)	114	828
Property, Plant and Equipment	(71)	(36)	(87)	(45)	(32)
Regulatory Assets (a)	1,660	218	-	-	-
Regulatory Liabilities (a)	-	-	(5)	-	-
Balance in AOCI as of December 31, 2010	$(56)	$(8,685)	$10,449	$8,494	$(4,190)

Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Year Ended December 31, 2009

Commodity Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2008	$2,726	$1,482	$3,429	$-	$-
Changes in Fair Value Recognized in AOCI	(669)	(435)	(984)	5	190
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Electric Generation, Transmission and
Distribution Revenues	(1,646)	(3,189)	(8,991)	-	-
Fuel and Other Consumables Used for
Electric Generation	(95)	(50)	(108)	(49)	(54)
Purchased Electricity for Resale	1,093	2,142	5,982	-	-
Other Operation Expense	-	-	-	-	-
Maintenance Expense	-	-	-	-	-
Property, Plant and Equipment	(58)	(29)	(70)	(34)	(24)
Regulatory Assets (a)	4,003	481	-	-	-
Regulatory Liabilities (a)	(6,097)	(784)	-	-	-
Balance in AOCI as of December 31, 2009	$(743)	$(382)	$(742)	$(78)	$112

Interest Rate and
Foreign Currency Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2008	$(8,118)	$(10,521)	$1,752	$(704)	$(5,924)
Changes in Fair Value Recognized in AOCI	(1)	-	10,915	-	49
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Depreciation and Amortization
Expense	-	(4)	4	-	-
Other Operation Expense	-	-	-	-	-
Interest Expense	1,669	1,011	(499)	183	828
Balance in AOCI as of December 31, 2009	$(6,450)	$(9,514)	$12,172	$(521)	$(5,047)

Total Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2008	$(5,392)	$(9,039)	$5,181	$(704)	$(5,924)
Changes in Fair Value Recognized in AOCI	(670)	(435)	9,931	5	239
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Electric Generation, Transmission and
Distribution Revenues	(1,646)	(3,189)	(8,991)	-	-
Fuel and Other Consumables Used for
Electric Generation	(95)	(50)	(108)	(49)	(54)
Purchased Electricity for Resale	1,093	2,142	5,982	-	-
Other Operation Expense	-	-	-	-	-
Maintenance Expense	-	-	-	-	-
Depreciation and Amortization
Expense	-	(4)	4	-	-
Interest Expense	1,669	1,011	(499)	183	828
Property, Plant and Equipment	(58)	(29)	(70)	(34)	(24)
Regulatory Assets (a)	4,003	481	-	-	-
Regulatory Liabilities (a)	(6,097)	(784)	-	-	-
Balance in AOCI as of December 31, 2009	$(7,193)	$(9,896)	$11,430	$(599)	$(4,935)

(a)       Represents realized and unrealized gains and losses subject to regulatory accounting treatment recorded as either current or noncurrent on the balance sheets.

Cash flow hedges included in Accumulated Other Comprehensive Income (Loss) on the balance sheets at December 31, 2011 and 2010 were:

Impact of Cash Flow Hedges on the Registrant Subsidiaries’
Balance Sheets
December 31, 2011

	Hedging Assets (a)		Hedging Liabilities (a)		AOCI Gain (Loss) Net of Tax
		Interest Rate		Interest Rate		Interest Rate
		and Foreign		and Foreign		and Foreign
Company	Commodity	Currency	Commodity	Currency	Commodity	Currency
	(in thousands)
APCo	$431	$-	$2,418	$-	$(1,309)	$1,024
I&M	277	-	1,523	10,637	(819)	(14,465)
OPCo	584	-	3,239	-	(1,748)	9,454
PSO	-	-	107	-	(69)	7,218
SWEPCo	-	3	97	19,143	(62)	(15,462)

	Expected to be Reclassified to
	Net Income During the Next
	Twelve Months
			Maximum Term for
		Interest Rate	Exposure to
		and Foreign	Variability of Future
Company	Commodity	Currency	Cash Flows
	(in thousands)		(in months)
APCo	$(1,140)	$(1,052)	29
I&M	(712)	(595)	29
OPCo	(1,518)	1,359	29
PSO	(70)	759	12
SWEPCo	(63)	(1,864)	12

Impact of Cash Flow Hedges on the Registrant Subsidiaries’
Balance Sheets
December 31, 2010

	Hedging Assets (a)		Hedging Liabilities (a)		AOCI Gain (Loss) Net of Tax
		Interest Rate		Interest Rate		Interest Rate
		and Foreign		and Foreign		and Foreign
Company	Commodity	Currency	Commodity	Currency	Commodity	Currency
	(in thousands)
APCo	$333	$11,888	$727	$-	$(273)	$217
I&M	175	-	437	-	(178)	(8,507)
OPCo	403	-	930	-	(364)	10,813
PSO	134	13,558	-	-	88	8,406
SWEPCo	123	5	-	-	82	(4,272)

	Expected to be Reclassified to
	Net Income During the Next
	Twelve Months
		Interest Rate
		and Foreign
Company	Commodity	Currency
	(in thousands)
APCo	$(280)	$(1,173)
I&M	(184)	(955)
OPCo	(373)	1,359
PSO	88	735
SWEPCo	82	(829)

(a)       Hedging Assets and Hedging Liabilities are included in Risk Management Assets and Liabilities on the balance sheets.

The actual amounts reclassified from Accumulated Other Comprehensive Income (Loss) to Net Income can differ from the estimate above due to market price changes.

Credit Risk

AEPSC, on behalf of the Registrant Subsidiaries, limits credit risk in their wholesale marketing and trading activities by assessing the creditworthiness of potential counterparties before entering into transactions with them and continuing to evaluate their creditworthiness on an ongoing basis. AEPSC, on behalf of the Registrant Subsidiaries, uses Moody's, Standard and Poor's and current market-based qualitative and quantitative data as well as financial statements to assess the financial health of counterparties on an ongoing basis.

AEPSC, on behalf of the Registrant Subsidiaries, uses standardized master agreements which may include collateral requirements. These master agreements facilitate the netting of cash flows associated with a single counterparty. Cash, letters of credit and parental/affiliate guarantees may be obtained as security from counterparties in order to mitigate credit risk. The collateral agreements require a counterparty to post cash or letters of credit in the event an exposure exceeds the established threshold. The threshold represents an unsecured credit limit which may be supported by a parental/affiliate guaranty, as determined in accordance with AEP's credit policy. In addition, collateral agreements allow for termination and liquidation of all positions in the event of a failure or inability to post collateral.

Collateral Triggering Events

Under the tariffs of the RTOs and Independent System Operators (ISOs) and a limited number of derivative and non-derivative contracts primarily related to competitive retail auction loads, the Registrant Subsidiaries are obligated to post an additional amount of collateral if certain credit ratings decline below investment grade. The amount of collateral required fluctuates based on market prices and total exposure. On an ongoing basis, AEP's risk management organization assesses the appropriateness of these collateral triggering items in contracts. The Registrant Subsidiaries have not experienced a downgrade below investment grade. The following tables represent: (a) the Registrant Subsidiaries' aggregate fair values of such derivative contracts, (b) the amount of collateral the Registrant Subsidiaries would have been required to post for all derivative and non-derivative contracts if credit ratings of the Registrant Subsidiaries had declined below investment grade and (c) how much was attributable to RTO and ISO activities as of December 31, 2011 and 2010:

	December 31, 2011
	Liabilities for	Amount of Collateral the	Amount
	Derivative Contracts	Registrant Subsidiaries	Attributable to
	with Credit	Would Have Been	RTO and ISO
Company	Downgrade Triggers	Required to Post	Activities
	(in thousands)
APCo	$10,007	$6,211	$6,211
I&M	6,418	3,983	3,983
OPCo	13,550	8,410	8,410
PSO	-	856	414
SWEPCo	-	1,128	522

	December 31, 2010
	Liabilities for	Amount of Collateral the	Amount
	Derivative Contracts	Registrant Subsidiaries	Attributable to
	with Credit	Would Have Been	RTO and ISO
Company	Downgrade Triggers	Required to Post	Activities
	(in thousands)
APCo	$6,594	$12,607	$12,574
I&M	3,965	7,581	7,561
OPCo	8,441	16,138	16,095
PSO	16	1,785	1,385
SWEPCo	19	2,139	1,659

As of December 31, 2011 and 2010, the Registrant Subsidiaries were not required to post any collateral.

In addition, a majority of the Registrant Subsidiaries' non-exchange traded commodity contracts contain cross-default provisions that, if triggered, would permit the counterparty to declare a default and require settlement of the outstanding payable. These cross-default provisions could be triggered if there was a non-performance event by Parent or the obligor under outstanding debt or a third party obligation in excess of $50 million. On an ongoing basis, AEP's risk management organization assesses the appropriateness of these cross-default provisions in the contracts. Management does not anticipate a non-performance event under these provisions. The following tables represent: (a) the fair value of these derivative liabilities subject to cross-default provisions prior to consideration of contractual netting arrangements, (b) the amount this exposure has been reduced by cash collateral posted by the Registrant Subsidiaries and (c) if a cross-default provision would have been triggered, the settlement amount that would be required after considering the Registrant Subsidiaries' contractual netting arrangements as of December 31, 2011 and 2010:

	December 31, 2011
	Liabilities for		Additional
	Contracts with Cross		Settlement
	Default Provisions		Liability if Cross
	Prior to Contractual	Amount of Cash	Default Provision
Company	Netting Arrangements	Collateral Posted	is Triggered
	(in thousands)
APCo	$76,868	$8,107	$27,603
I&M	59,936	5,200	28,339
OPCo	104,091	10,978	37,380
PSO	142	-	61
SWEPCo	19,322	-	19,220

	December 31, 2010
	Liabilities for		Additional
	Contracts with Cross		Settlement
	Default Provisions		Liability if Cross
	Prior to Contractual	Amount of Cash	Default Provision
Company	Netting Arrangements	Collateral Posted	is Triggered
	(in thousands)
APCo	$76,810	$6,637	$23,748
I&M	46,188	3,991	14,280
OPCo	98,343	8,496	30,420
PSO	60	-	28
SWEPCo	75	-	37

Ohio Power Co [Member]
Derivatives and Hedging [Abstract]
Derivatives and Hedging

9. DERIVATIVES AND HEDGING

OBJECTIVES FOR UTILIZATION OF DERIVATIVE INSTRUMENTS

The Registrant Subsidiaries are exposed to certain market risks as major power producers and marketers of wholesale electricity, coal and emission allowances. These risks include commodity price risk, interest rate risk, credit risk and, to a lesser extent, foreign currency exchange risk. These risks represent the risk of loss that may impact the Registrant Subsidiaries due to changes in the underlying market prices or rates. AEPSC, on behalf of the Registrant Subsidiaries, manages these risks using derivative instruments.

STRATEGIES FOR UTILIZATION OF DERIVATIVE INSTRUMENTS TO ACHIEVE OBJECTIVES

Trading Strategies

The strategy surrounding the use of derivative instruments for trading purposes focuses on seizing market opportunities to create value driven by expected changes in the market prices of the commodities in which AEPSC transacts on behalf of the Registrant Subsidiaries.

Risk Management Strategies

The strategy surrounding the use of derivative instruments focuses on managing risk exposures, future cash flows and creating value utilizing both economic and formal hedging strategies. To accomplish these objectives, AEPSC, on behalf of the Registrant Subsidiaries, primarily employs risk management contracts including physical forward purchase and sale contracts, financial forward purchase and sale contracts and financial swap instruments. Not all risk management contracts meet the definition of a derivative under the accounting guidance for “Derivatives and Hedging.” Derivative risk management contracts elected normal under the normal purchases and normal sales scope exception are not subject to the requirements of this accounting guidance.

AEPSC, on behalf of the Registrant Subsidiaries, enters into power, coal, natural gas, interest rate and, to a lesser degree, heating oil and gasoline, emission allowance and other commodity contracts to manage the risk associated with the energy business. AEPSC, on behalf of the Registrant Subsidiaries, enters into interest rate derivative contracts in order to manage the interest rate exposure associated with the Registrant Subsidiaries' commodity portfolio. For disclosure purposes, such risks are grouped as “Commodity,” as these risks are related to energy risk management activities. AEPSC, on behalf of the Registrant Subsidiaries, also engages in risk management of interest rate risk associated with debt financing and foreign currency risk associated with future purchase obligations denominated in foreign currencies. For disclosure purposes, these risks are grouped as “Interest Rate and Foreign Currency.” The amount of risk taken is determined by the Commercial Operations and Finance groups in accordance with established risk management policies as approved by the Finance Committee of AEP's Board of Directors.

The following tables represent the gross notional volume of the Registrant Subsidiaries' outstanding derivative contracts as of December 31, 2011 and 2010:

Notional Volume of Derivative Instruments
December 31, 2011

Primary Risk	Unit of
Exposure	Measure	APCo	I&M	OPCo	PSO	SWEPCo

		(in thousands)
Commodity:
Power	MWHs	169,459	109,326	229,468	39	49
Coal	Tons	3,714	1,920	8,337	3,574	2,974
Natural Gas	MMBtus	7,923	5,081	10,728	115	145
Heating Oil and
Gasoline	Gallons	1,057	525	1,254	618	569
Interest Rate	USD	$31,029	$19,890	$42,093	$175	$203

Interest Rate and
Foreign Currency	USD	$-	$200,000	$-	$-	$200,069

Notional Volume of Derivative Instruments
December 31, 2010

Primary Risk	Unit of
Exposure	Measure	APCo	I&M	OPCo	PSO	SWEPCo

		(in thousands)
Commodity:
Power	MWHs	194,217	117,862	248,616	21	34
Coal	Tons	11,195	6,571	28,583	4,936	8,777
Natural Gas	MMBtus	2,166	1,302	2,772	15	19
Heating Oil and
Gasoline	Gallons	1,054	521	1,243	616	564
Interest Rate	USD	$9,541	$5,732	$12,656	$609	$793

Interest Rate and
Foreign Currency	USD	$200,000	$-	$-	$200,000	$189

Fair Value Hedging Strategies

AEPSC, on behalf of the Registrant Subsidiaries, enters into interest rate derivative transactions as part of an overall strategy to manage the mix of fixed-rate and floating-rate debt. Certain interest rate derivative transactions effectively modify an exposure to interest rate risk by converting a portion of fixed-rate debt to a floating rate. Provided specific criteria are met, these interest rate derivatives are designated as fair value hedges.

Cash Flow Hedging Strategies

AEPSC, on behalf of the Registrant Subsidiaries, enters into and designates as cash flow hedges certain derivative transactions for the purchase and sale of power, coal, natural gas and heating oil and gasoline (“Commodity”) in order to manage the variable price risk related to the forecasted purchase and sale of these commodities. Management monitors the potential impacts of commodity price changes and, where appropriate, enters into derivative transactions to protect profit margins for a portion of future electricity sales and fuel or energy purchases. The Registrant Subsidiaries do not hedge all commodity price risk.

The Registrant Subsidiaries' vehicle fleet is exposed to gasoline and diesel fuel price volatility. AEPSC, on behalf of the Registrant Subsidiaries, enters into financial heating oil and gasoline derivative contracts in order to mitigate price risk of future fuel purchases. For disclosure purposes, these contracts are included with other hedging activities as “Commodity.” The Registrant Subsidiaries do not hedge all fuel price risk.

AEPSC, on behalf of the Registrant Subsidiaries, enters into a variety of interest rate derivative transactions in order to manage interest rate risk exposure. Some interest rate derivative transactions effectively modify exposure to interest rate risk by converting a portion of floating-rate debt to a fixed rate. AEPSC, on behalf of the Registrant Subsidiaries, also enters into interest rate derivative contracts to manage interest rate exposure related to future borrowings of fixed-rate debt. The forecasted fixed-rate debt offerings have a high probability of occurrence as the proceeds will be used to fund existing debt maturities and projected capital expenditures. The Registrant Subsidiaries do not hedge all interest rate exposure.

At times, the Registrant Subsidiaries are exposed to foreign currency exchange rate risks primarily when some fixed assets are purchased from foreign suppliers. In accordance with AEP's risk management policy, AEPSC, on behalf of the Registrant Subsidiaries, may enter into foreign currency derivative transactions to protect against the risk of increased cash outflows resulting from a foreign currency's appreciation against the dollar. The Registrant Subsidiaries do not hedge all foreign currency exposure.

ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND THE IMPACT ON THE FINANCIAL STATEMENTS

The accounting guidance for “Derivatives and Hedging” requires recognition of all qualifying derivative instruments as either assets or liabilities on the balance sheet at fair value. The fair values of derivative instruments accounted for using MTM accounting or hedge accounting are based on exchange prices and broker quotes. If a quoted market price is not available, the estimate of fair value is based on the best information available including valuation models that estimate future energy prices based on existing market and broker quotes, supply and demand market data and assumptions. In order to determine the relevant fair values of the derivative instruments, the Registrant Subsidiaries also apply valuation adjustments for discounting, liquidity and credit quality.

Credit risk is the risk that a counterparty will fail to perform on the contract or fail to pay amounts due. Liquidity risk represents the risk that imperfections in the market will cause the price to vary from estimated fair value based upon prevailing market supply and demand conditions. Since energy markets are imperfect and volatile, there are inherent risks related to the underlying assumptions in models used to fair value risk management contracts. Unforeseen events may cause reasonable price curves to differ from actual price curves throughout a contract's term and at the time a contract settles. Consequently, there could be significant adverse or favorable effects on future net income and cash flows if market prices are not consistent with management's estimates of current market consensus for forward prices in the current period. This is particularly true for longer term contracts. Cash flows may vary based on market conditions, margin requirements and the timing of settlement of risk management contracts.

According to the accounting guidance for “Derivatives and Hedging,” the Registrant Subsidiaries reflect the fair values of derivative instruments subject to netting agreements with the same counterparty net of related cash collateral. For certain risk management contracts, the Registrant Subsidiaries are required to post or receive cash collateral based on third party contractual agreements and risk profiles. For the December 31, 2011 and 2010 balance sheets, the Registrant Subsidiaries netted cash collateral received from third parties against short-term and long-term risk management assets and cash collateral paid to third parties against short-term and long-term risk management liabilities as follows:

	December 31,
	2011		2010
	Cash Collateral	Cash Collateral	Cash Collateral	Cash Collateral
	Received	Paid	Received	Paid
	Netted Against	Netted Against	Netted Against	Netted Against
	Risk Management	Risk Management	Risk Management	Risk Management
Company	Assets	Liabilities	Assets	Liabilities
	(in thousands)
APCo	$4,291	$28,964	$1,809	$16,229
I&M	2,752	18,547	1,087	9,757
OPCo	5,810	39,183	2,314	20,908
PSO	53	130	-	44
SWEPCo	66	124	-	72

The following tables represent the gross fair value of the Registrant Subsidiaries' derivative activity on the balance sheets as of December 31, 2011 and 2010:

Fair Value of Derivative Instruments
December 31, 2011

OPCo
	Risk
	Management
	Contracts	Hedging Contracts
			Interest Rate
			and Foreign
Balance Sheet Location	Commodity (a)	Commodity (a)	Currency (a)	Other (b)	Total
	(in thousands)
Current Risk Management Assets	$325,904	$1,409	$-	$(273,020)	$54,293
Long-term Risk Management Assets	136,519	122	-	(83,027)	53,614
Total Assets	462,423	1,531	-	(356,047)	107,907

Current Risk Management Liabilities	329,307	3,712	-	(296,458)	36,561
Long-term Risk Management Liabilities	112,454	474	-	(95,038)	17,890
Total Liabilities	441,761	4,186	-	(391,496)	54,451

Total MTM Derivative Contract Net
Assets (Liabilities)	$20,662	$(2,655)	$-	$35,449	$53,456

Fair Value of Derivative Instruments
December 31, 2010

OPCo
	Risk
	Management
	Contracts	Hedging Contracts
			Interest Rate
			and Foreign
Balance Sheet Location	Commodity (a)	Commodity (a)	Currency (a)	Other (b)	Total
	(in thousands)
Current Risk Management Assets	$412,637	$2,480	$-	$(360,570)	$54,547
Long-term Risk Management Assets	108,946	915	-	(59,760)	50,101
Total Assets	521,583	3,395	-	(420,330)	104,648

Current Risk Management Liabilities	406,175	3,025	-	(371,067)	38,133
Long-term Risk Management Liabilities	85,901	897	-	(72,172)	14,626
Total Liabilities	492,076	3,922	-	(443,239)	52,759

Total MTM Derivative Contract Net
Assets (Liabilities)	$29,507	$(527)	$-	$22,909	$51,889

(a) Derivative instruments within these categories are reported gross. These instruments are subject to master netting agreements and are presented on the balance sheets on a net basis in accordance with the accounting guidance for "Derivatives and Hedging."

(b) Amounts include counterparty netting of risk management and hedging contracts and associated cash collateral in accordance with the accounting guidance for "Derivatives and Hedging." Amounts also include de-designated risk management contracts.

The tables below present the Registrant Subsidiaries' activity of derivative risk management contracts for the years ended December 31, 2011, 2010 and 2009:

Amount of Gain (Loss) Recognized on
Risk Management Contracts
Year Ended December 31, 2011

Location of Gain (Loss)	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Electric Generation, Transmission and
Distribution Revenues	$2,843	$12,786	$27,292	$297	$547
Sales to AEP Affiliates	154	92	196	3	4
Fuel and Other Consumables Used for
Electric Generation	-	-	(2)	-	-
Regulatory Assets (a)	373	(1,470)	(17,928)	(1,421)	(1,709)
Regulatory Liabilities (a)	2,552	(5,178)	(105)	708	(118)
Total Gain (Loss) on Risk Management
Contracts	$5,922	$6,230	$9,453	$(413)	$(1,276)

Amount of Gain (Loss) Recognized on
Risk Management Contracts
Year Ended December 31, 2010

Location of Gain (Loss)	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Electric Generation, Transmission and
Distribution Revenues	$5,057	$21,834	$40,893	$3,156	$3,880
Sales to AEP Affiliates	(2,379)	(2,471)	5,043	(794)	(1,523)
Fuel and Other Consumables Used for
Electric Generation	-	-	-	-	-
Regulatory Assets (a)	(372)	(186)	(5,788)	46	(2,902)
Regulatory Liabilities (a)	27,790	8,217	3,451	878	351
Total Gain (Loss) on Risk Management
Contracts	$30,096	$27,394	$43,599	$3,286	$(194)

Amount of Gain (Loss) Recognized on
Risk Management Contracts
Year Ended December 31, 2009

Location of Gain (Loss)	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Electric Generation, Transmission and
Distribution Revenues	$16,213	$39,188	$59,313	$(94)	$44
Sales to AEP Affiliates	(8,978)	(5,450)	(6,770)	912	750
Fuel and Other Consumables Used for
Electric Generation	-	-	-	-	-
Regulatory Assets (a)	-	(5,837)	(22,065)	(331)	(73)
Regulatory Liabilities (a)	6,908	(2,394)	(7,805)	(1,280)	190
Total Gain (Loss) on Risk Management
Contracts	$14,143	$25,507	$22,673	$(793)	$911

(a)       Represents realized and unrealized gains and losses subject to regulatory accounting treatment recorded as either current or noncurrent on the balance sheets.

Certain qualifying derivative instruments have been designated as normal purchase or normal sale contracts, as provided in the accounting guidance for “Derivatives and Hedging.” Derivative contracts that have been designated as normal purchases or normal sales under that accounting guidance are not subject to MTM accounting treatment and are recognized on the statements of income on an accrual basis.

The accounting for the changes in the fair value of a derivative instrument depends on whether it qualifies for and has been designated as part of a hedging relationship and further, on the type of hedging relationship. Depending on the exposure, management designates a hedging instrument as a fair value hedge or a cash flow hedge.

For contracts that have not been designated as part of a hedging relationship, the accounting for changes in fair value depends on whether the derivative instrument is held for trading purposes. Unrealized and realized gains and losses on derivative instruments held for trading purposes are included in revenues on a net basis on the statements of income. Unrealized and realized gains and losses on derivative instruments not held for trading purposes are included in revenues or expenses on the statements of income depending on the relevant facts and circumstances. However, unrealized and some realized gains and losses in regulated jurisdictions (APCo, I&M, PSO, the non-Texas portion of SWEPCo generation and, beginning in the second quarter of 2009, the Texas portion of SWEPCo generation) for both trading and non-trading derivative instruments are recorded as regulatory assets (for losses) or regulatory liabilities (for gains) in accordance with the accounting guidance for “Regulated Operations.” SWEPCo re-applied the accounting guidance for “Regulated Operations” for the generation portion of SWEPCo's Texas retail jurisdiction effective the second quarter of 2009.

Accounting for Fair Value Hedging Strategies

For fair value hedges (i.e. hedging the exposure to changes in the fair value of an asset, liability or an identified portion thereof attributable to a particular risk), the gain or loss on the derivative instrument as well as the offsetting gain or loss on the hedged item associated with the hedged risk impacts Net Income during the period of change.

The Registrant Subsidiaries record realized and unrealized gains or losses on interest rate swaps that qualify for fair value hedge accounting treatment and any offsetting changes in the fair value of the debt being hedged in Interest Expense on the statements of income. During 2011, 2010 and 2009, the Registrant Subsidiaries did not employ any fair value hedging strategies.

Accounting for Cash Flow Hedging Strategies

For cash flow hedges (i.e. hedging the exposure to variability in expected future cash flows that is attributable to a particular risk), the Registrant Subsidiaries initially report the effective portion of the gain or loss on the derivative instrument as a component of Accumulated Other Comprehensive Income (Loss) on the balance sheets until the period the hedged item affects Net Income. The Registrant Subsidiaries recognize any hedge ineffectiveness in Net Income immediately during the period of change, except in regulated jurisdictions where hedge ineffectiveness is recorded as a regulatory asset (for losses) or a regulatory liability (for gains).

Realized gains and losses on derivative contracts for the purchase and sale of power, coal, natural gas and heating oil and gasoline designated as cash flow hedges are included in Revenues, Fuel and Other Consumables Used for Electric Generation or Purchased Electricity for Resale on the statements of income or in Regulatory Assets or Regulatory Liabilities on the balance sheets, depending on the specific nature of the risk being hedged. During 2011, 2010 and 2009, APCo, I&M and OPCo designated commodity derivatives as cash flow hedges.

The Registrant Subsidiaries reclassify gains and losses on financial fuel derivative contracts designated as cash flow hedges from Accumulated Other Comprehensive Income (Loss) on the balance sheets into Other Operation expense, Maintenance expense or Depreciation and Amortization expense, as it relates to capital projects, on the statements of income. During 2011, 2010 and 2009, the Registrant Subsidiaries designated heating oil and gasoline derivatives as cash flow hedges.

The Registrant Subsidiaries reclassify gains and losses on interest rate derivative hedges related to debt financings from Accumulated Other Comprehensive Income (Loss) into Interest Expense in those periods in which hedged interest payments occur. During 2011, APCo, I&M and SWEPCo designated interest rate derivatives as cash flow hedges. During 2010, APCo and PSO designated interest rate derivatives as cash flow hedges. During 2009, OPCo designated interest rate derivatives as cash flow hedges.

The accumulated gains or losses related to foreign currency hedges are reclassified from Accumulated Other Comprehensive Income (Loss) on the balance sheets into Depreciation and Amortization expense on the statements of income over the depreciable lives of the fixed assets that were designated as the hedged items in qualifying foreign currency hedging relationships. During 2011, 2010 and 2009, SWEPCo designated foreign currency derivatives as cash flow hedges.

During 2009, OPCo recognized a $6 million gain in Interest Expense related to hedge ineffectiveness on interest rate derivatives designated in cash flow hedge strategies. During 2011, 2010 and 2009, hedge ineffectiveness was immaterial or nonexistent for all of the other cash flow hedge strategies disclosed above.

The following tables provide details on designated, effective cash flow hedges included in Accumulated Other Comprehensive Income (Loss) on the balance sheets and the reasons for changes in cash flow hedges for the years ended December 31, 2011, 2010 and 2009. All amounts in the following tables are presented net of related income taxes.

Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Year Ended December 31, 2011

Commodity Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2010	$(273)	$(178)	$(364)	$88	$82
Changes in Fair Value Recognized in AOCI	(2,077)	(1,294)	(2,748)	108	102
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Electric Generation, Transmission and
Distribution Revenues	249	544	1,457	-	-
Fuel and Other Consumables Used for
Electric Generation	-	-	-	-	-
Purchased Electricity for Resale	62	79	425	-	-
Other Operation Expense	(95)	(71)	(160)	(93)	(93)
Maintenance Expense	(169)	(64)	(141)	(62)	(65)
Property, Plant and Equipment	(175)	(90)	(217)	(110)	(88)
Regulatory Assets (a)	1,169	255	-	-	-
Regulatory Liabilities (a)	-	-	-	-	-
Balance in AOCI as of December 31, 2011	$(1,309)	$(819)	$(1,748)	$(69)	$(62)

Interest Rate and
Foreign Currency Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2010	$217	$(8,507)	$10,813	$8,406	$(4,272)
Changes in Fair Value Recognized in AOCI	(373)	(6,913)	-	(475)	(12,438)
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Depreciation and Amortization
Expense	-	-	4	-	-
Other Operation Expense	-	-	-	-	-
Interest Expense	1,180	955	(1,363)	(713)	1,248
Balance in AOCI as of December 31, 2011	$1,024	$(14,465)	$9,454	$7,218	$(15,462)

Total Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2010	$(56)	$(8,685)	$10,449	$8,494	$(4,190)
Changes in Fair Value Recognized in AOCI	(2,450)	(8,207)	(2,748)	(367)	(12,336)
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Electric Generation, Transmission and
Distribution Revenues	249	544	1,457	-	-
Fuel and Other Consumables Used for
Electric Generation	-	-	-	-	-
Purchased Electricity for Resale	62	79	425	-	-
Other Operation Expense	(95)	(71)	(160)	(93)	(93)
Maintenance Expense	(169)	(64)	(141)	(62)	(65)
Depreciation and Amortization
Expense	-	-	4	-	-
Interest Expense	1,180	955	(1,363)	(713)	1,248
Property, Plant and Equipment	(175)	(90)	(217)	(110)	(88)
Regulatory Assets (a)	1,169	255	-	-	-
Regulatory Liabilities (a)	-	-	-	-	-
Balance in AOCI as of December 31, 2011	$(285)	$(15,284)	$7,706	$7,149	$(15,524)

Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Year Ended December 31, 2010

Commodity Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2009	$(743)	$(382)	$(742)	$(78)	$112
Changes in Fair Value Recognized in AOCI	(1,450)	(901)	(1,958)	77	69
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Electric Generation, Transmission and
Distribution Revenues	51	87	229	-	-
Fuel and Other Consumables Used for
Electric Generation	-	-	(13)	197	-
Purchased Electricity for Resale	393	895	2,338	-	-
Other Operation Expense	(43)	(31)	(72)	(39)	(44)
Maintenance Expense	(70)	(28)	(54)	(24)	(23)
Property, Plant and Equipment	(71)	(36)	(87)	(45)	(32)
Regulatory Assets (a)	1,660	218	-	-	-
Regulatory Liabilities (a)	-	-	(5)	-	-
Balance in AOCI as of December 31, 2010	$(273)	$(178)	$(364)	$88	$82

Interest Rate and
Foreign Currency Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2009	$(6,450)	$(9,514)	$12,172	$(521)	$(5,047)
Changes in Fair Value Recognized in AOCI	5,042	-	-	8,813	(74)
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Depreciation and Amortization
Expense	-	-	4	-	-
Other Operation Expense	-	-	-	-	21
Interest Expense	1,625	1,007	(1,363)	114	828
Balance in AOCI as of December 31, 2010	$217	$(8,507)	$10,813	$8,406	$(4,272)

Total Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2009	$(7,193)	$(9,896)	$11,430	$(599)	$(4,935)
Changes in Fair Value Recognized in AOCI	3,592	(901)	(1,958)	8,890	(5)
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Electric Generation, Transmission and
Distribution Revenues	51	87	229	-	-
Fuel and Other Consumables Used for
Electric Generation	-	-	(13)	197	-
Purchased Electricity for Resale	393	895	2,338	-	-
Other Operation Expense	(43)	(31)	(72)	(39)	(23)
Maintenance Expense	(70)	(28)	(54)	(24)	(23)
Depreciation and Amortization
Expense	-	-	4	-	-
Interest Expense	1,625	1,007	(1,363)	114	828
Property, Plant and Equipment	(71)	(36)	(87)	(45)	(32)
Regulatory Assets (a)	1,660	218	-	-	-
Regulatory Liabilities (a)	-	-	(5)	-	-
Balance in AOCI as of December 31, 2010	$(56)	$(8,685)	$10,449	$8,494	$(4,190)

Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Year Ended December 31, 2009

Commodity Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2008	$2,726	$1,482	$3,429	$-	$-
Changes in Fair Value Recognized in AOCI	(669)	(435)	(984)	5	190
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Electric Generation, Transmission and
Distribution Revenues	(1,646)	(3,189)	(8,991)	-	-
Fuel and Other Consumables Used for
Electric Generation	(95)	(50)	(108)	(49)	(54)
Purchased Electricity for Resale	1,093	2,142	5,982	-	-
Other Operation Expense	-	-	-	-	-
Maintenance Expense	-	-	-	-	-
Property, Plant and Equipment	(58)	(29)	(70)	(34)	(24)
Regulatory Assets (a)	4,003	481	-	-	-
Regulatory Liabilities (a)	(6,097)	(784)	-	-	-
Balance in AOCI as of December 31, 2009	$(743)	$(382)	$(742)	$(78)	$112

Interest Rate and
Foreign Currency Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2008	$(8,118)	$(10,521)	$1,752	$(704)	$(5,924)
Changes in Fair Value Recognized in AOCI	(1)	-	10,915	-	49
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Depreciation and Amortization
Expense	-	(4)	4	-	-
Other Operation Expense	-	-	-	-	-
Interest Expense	1,669	1,011	(499)	183	828
Balance in AOCI as of December 31, 2009	$(6,450)	$(9,514)	$12,172	$(521)	$(5,047)

Total Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2008	$(5,392)	$(9,039)	$5,181	$(704)	$(5,924)
Changes in Fair Value Recognized in AOCI	(670)	(435)	9,931	5	239
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Electric Generation, Transmission and
Distribution Revenues	(1,646)	(3,189)	(8,991)	-	-
Fuel and Other Consumables Used for
Electric Generation	(95)	(50)	(108)	(49)	(54)
Purchased Electricity for Resale	1,093	2,142	5,982	-	-
Other Operation Expense	-	-	-	-	-
Maintenance Expense	-	-	-	-	-
Depreciation and Amortization
Expense	-	(4)	4	-	-
Interest Expense	1,669	1,011	(499)	183	828
Property, Plant and Equipment	(58)	(29)	(70)	(34)	(24)
Regulatory Assets (a)	4,003	481	-	-	-
Regulatory Liabilities (a)	(6,097)	(784)	-	-	-
Balance in AOCI as of December 31, 2009	$(7,193)	$(9,896)	$11,430	$(599)	$(4,935)

(a)       Represents realized and unrealized gains and losses subject to regulatory accounting treatment recorded as either current or noncurrent on the balance sheets.

Cash flow hedges included in Accumulated Other Comprehensive Income (Loss) on the balance sheets at December 31, 2011 and 2010 were:

Impact of Cash Flow Hedges on the Registrant Subsidiaries’
Balance Sheets
December 31, 2011

	Hedging Assets (a)		Hedging Liabilities (a)		AOCI Gain (Loss) Net of Tax
		Interest Rate		Interest Rate		Interest Rate
		and Foreign		and Foreign		and Foreign
Company	Commodity	Currency	Commodity	Currency	Commodity	Currency
	(in thousands)
APCo	$431	$-	$2,418	$-	$(1,309)	$1,024
I&M	277	-	1,523	10,637	(819)	(14,465)
OPCo	584	-	3,239	-	(1,748)	9,454
PSO	-	-	107	-	(69)	7,218
SWEPCo	-	3	97	19,143	(62)	(15,462)

	Expected to be Reclassified to
	Net Income During the Next
	Twelve Months
			Maximum Term for
		Interest Rate	Exposure to
		and Foreign	Variability of Future
Company	Commodity	Currency	Cash Flows
	(in thousands)		(in months)
APCo	$(1,140)	$(1,052)	29
I&M	(712)	(595)	29
OPCo	(1,518)	1,359	29
PSO	(70)	759	12
SWEPCo	(63)	(1,864)	12

Impact of Cash Flow Hedges on the Registrant Subsidiaries’
Balance Sheets
December 31, 2010

	Hedging Assets (a)		Hedging Liabilities (a)		AOCI Gain (Loss) Net of Tax
		Interest Rate		Interest Rate		Interest Rate
		and Foreign		and Foreign		and Foreign
Company	Commodity	Currency	Commodity	Currency	Commodity	Currency
	(in thousands)
APCo	$333	$11,888	$727	$-	$(273)	$217
I&M	175	-	437	-	(178)	(8,507)
OPCo	403	-	930	-	(364)	10,813
PSO	134	13,558	-	-	88	8,406
SWEPCo	123	5	-	-	82	(4,272)

	Expected to be Reclassified to
	Net Income During the Next
	Twelve Months
		Interest Rate
		and Foreign
Company	Commodity	Currency
	(in thousands)
APCo	$(280)	$(1,173)
I&M	(184)	(955)
OPCo	(373)	1,359
PSO	88	735
SWEPCo	82	(829)

(a)       Hedging Assets and Hedging Liabilities are included in Risk Management Assets and Liabilities on the balance sheets.

The actual amounts reclassified from Accumulated Other Comprehensive Income (Loss) to Net Income can differ from the estimate above due to market price changes.

Credit Risk

AEPSC, on behalf of the Registrant Subsidiaries, limits credit risk in their wholesale marketing and trading activities by assessing the creditworthiness of potential counterparties before entering into transactions with them and continuing to evaluate their creditworthiness on an ongoing basis. AEPSC, on behalf of the Registrant Subsidiaries, uses Moody's, Standard and Poor's and current market-based qualitative and quantitative data as well as financial statements to assess the financial health of counterparties on an ongoing basis.

AEPSC, on behalf of the Registrant Subsidiaries, uses standardized master agreements which may include collateral requirements. These master agreements facilitate the netting of cash flows associated with a single counterparty. Cash, letters of credit and parental/affiliate guarantees may be obtained as security from counterparties in order to mitigate credit risk. The collateral agreements require a counterparty to post cash or letters of credit in the event an exposure exceeds the established threshold. The threshold represents an unsecured credit limit which may be supported by a parental/affiliate guaranty, as determined in accordance with AEP's credit policy. In addition, collateral agreements allow for termination and liquidation of all positions in the event of a failure or inability to post collateral.

Collateral Triggering Events

Under the tariffs of the RTOs and Independent System Operators (ISOs) and a limited number of derivative and non-derivative contracts primarily related to competitive retail auction loads, the Registrant Subsidiaries are obligated to post an additional amount of collateral if certain credit ratings decline below investment grade. The amount of collateral required fluctuates based on market prices and total exposure. On an ongoing basis, AEP's risk management organization assesses the appropriateness of these collateral triggering items in contracts. The Registrant Subsidiaries have not experienced a downgrade below investment grade. The following tables represent: (a) the Registrant Subsidiaries' aggregate fair values of such derivative contracts, (b) the amount of collateral the Registrant Subsidiaries would have been required to post for all derivative and non-derivative contracts if credit ratings of the Registrant Subsidiaries had declined below investment grade and (c) how much was attributable to RTO and ISO activities as of December 31, 2011 and 2010:

	December 31, 2011
	Liabilities for	Amount of Collateral the	Amount
	Derivative Contracts	Registrant Subsidiaries	Attributable to
	with Credit	Would Have Been	RTO and ISO
Company	Downgrade Triggers	Required to Post	Activities
	(in thousands)
APCo	$10,007	$6,211	$6,211
I&M	6,418	3,983	3,983
OPCo	13,550	8,410	8,410
PSO	-	856	414
SWEPCo	-	1,128	522

	December 31, 2010
	Liabilities for	Amount of Collateral the	Amount
	Derivative Contracts	Registrant Subsidiaries	Attributable to
	with Credit	Would Have Been	RTO and ISO
Company	Downgrade Triggers	Required to Post	Activities
	(in thousands)
APCo	$6,594	$12,607	$12,574
I&M	3,965	7,581	7,561
OPCo	8,441	16,138	16,095
PSO	16	1,785	1,385
SWEPCo	19	2,139	1,659

As of December 31, 2011 and 2010, the Registrant Subsidiaries were not required to post any collateral.

In addition, a majority of the Registrant Subsidiaries' non-exchange traded commodity contracts contain cross-default provisions that, if triggered, would permit the counterparty to declare a default and require settlement of the outstanding payable. These cross-default provisions could be triggered if there was a non-performance event by Parent or the obligor under outstanding debt or a third party obligation in excess of $50 million. On an ongoing basis, AEP's risk management organization assesses the appropriateness of these cross-default provisions in the contracts. Management does not anticipate a non-performance event under these provisions. The following tables represent: (a) the fair value of these derivative liabilities subject to cross-default provisions prior to consideration of contractual netting arrangements, (b) the amount this exposure has been reduced by cash collateral posted by the Registrant Subsidiaries and (c) if a cross-default provision would have been triggered, the settlement amount that would be required after considering the Registrant Subsidiaries' contractual netting arrangements as of December 31, 2011 and 2010:

	December 31, 2011
	Liabilities for		Additional
	Contracts with Cross		Settlement
	Default Provisions		Liability if Cross
	Prior to Contractual	Amount of Cash	Default Provision
Company	Netting Arrangements	Collateral Posted	is Triggered
	(in thousands)
APCo	$76,868	$8,107	$27,603
I&M	59,936	5,200	28,339
OPCo	104,091	10,978	37,380
PSO	142	-	61
SWEPCo	19,322	-	19,220

	December 31, 2010
	Liabilities for		Additional
	Contracts with Cross		Settlement
	Default Provisions		Liability if Cross
	Prior to Contractual	Amount of Cash	Default Provision
Company	Netting Arrangements	Collateral Posted	is Triggered
	(in thousands)
APCo	$76,810	$6,637	$23,748
I&M	46,188	3,991	14,280
OPCo	98,343	8,496	30,420
PSO	60	-	28
SWEPCo	75	-	37

Public Service Co Of Oklahoma [Member]
Derivatives and Hedging [Abstract]
Derivatives and Hedging

9. DERIVATIVES AND HEDGING

OBJECTIVES FOR UTILIZATION OF DERIVATIVE INSTRUMENTS

The Registrant Subsidiaries are exposed to certain market risks as major power producers and marketers of wholesale electricity, coal and emission allowances. These risks include commodity price risk, interest rate risk, credit risk and, to a lesser extent, foreign currency exchange risk. These risks represent the risk of loss that may impact the Registrant Subsidiaries due to changes in the underlying market prices or rates. AEPSC, on behalf of the Registrant Subsidiaries, manages these risks using derivative instruments.

STRATEGIES FOR UTILIZATION OF DERIVATIVE INSTRUMENTS TO ACHIEVE OBJECTIVES

Trading Strategies

The strategy surrounding the use of derivative instruments for trading purposes focuses on seizing market opportunities to create value driven by expected changes in the market prices of the commodities in which AEPSC transacts on behalf of the Registrant Subsidiaries.

Risk Management Strategies

The strategy surrounding the use of derivative instruments focuses on managing risk exposures, future cash flows and creating value utilizing both economic and formal hedging strategies. To accomplish these objectives, AEPSC, on behalf of the Registrant Subsidiaries, primarily employs risk management contracts including physical forward purchase and sale contracts, financial forward purchase and sale contracts and financial swap instruments. Not all risk management contracts meet the definition of a derivative under the accounting guidance for “Derivatives and Hedging.” Derivative risk management contracts elected normal under the normal purchases and normal sales scope exception are not subject to the requirements of this accounting guidance.

AEPSC, on behalf of the Registrant Subsidiaries, enters into power, coal, natural gas, interest rate and, to a lesser degree, heating oil and gasoline, emission allowance and other commodity contracts to manage the risk associated with the energy business. AEPSC, on behalf of the Registrant Subsidiaries, enters into interest rate derivative contracts in order to manage the interest rate exposure associated with the Registrant Subsidiaries' commodity portfolio. For disclosure purposes, such risks are grouped as “Commodity,” as these risks are related to energy risk management activities. AEPSC, on behalf of the Registrant Subsidiaries, also engages in risk management of interest rate risk associated with debt financing and foreign currency risk associated with future purchase obligations denominated in foreign currencies. For disclosure purposes, these risks are grouped as “Interest Rate and Foreign Currency.” The amount of risk taken is determined by the Commercial Operations and Finance groups in accordance with established risk management policies as approved by the Finance Committee of AEP's Board of Directors.

The following tables represent the gross notional volume of the Registrant Subsidiaries' outstanding derivative contracts as of December 31, 2011 and 2010:

Notional Volume of Derivative Instruments
December 31, 2011

Primary Risk	Unit of
Exposure	Measure	APCo	I&M	OPCo	PSO	SWEPCo

		(in thousands)
Commodity:
Power	MWHs	169,459	109,326	229,468	39	49
Coal	Tons	3,714	1,920	8,337	3,574	2,974
Natural Gas	MMBtus	7,923	5,081	10,728	115	145
Heating Oil and
Gasoline	Gallons	1,057	525	1,254	618	569
Interest Rate	USD	$31,029	$19,890	$42,093	$175	$203

Interest Rate and
Foreign Currency	USD	$-	$200,000	$-	$-	$200,069

Notional Volume of Derivative Instruments
December 31, 2010

Primary Risk	Unit of
Exposure	Measure	APCo	I&M	OPCo	PSO	SWEPCo

		(in thousands)
Commodity:
Power	MWHs	194,217	117,862	248,616	21	34
Coal	Tons	11,195	6,571	28,583	4,936	8,777
Natural Gas	MMBtus	2,166	1,302	2,772	15	19
Heating Oil and
Gasoline	Gallons	1,054	521	1,243	616	564
Interest Rate	USD	$9,541	$5,732	$12,656	$609	$793

Interest Rate and
Foreign Currency	USD	$200,000	$-	$-	$200,000	$189

Fair Value Hedging Strategies

AEPSC, on behalf of the Registrant Subsidiaries, enters into interest rate derivative transactions as part of an overall strategy to manage the mix of fixed-rate and floating-rate debt. Certain interest rate derivative transactions effectively modify an exposure to interest rate risk by converting a portion of fixed-rate debt to a floating rate. Provided specific criteria are met, these interest rate derivatives are designated as fair value hedges.

Cash Flow Hedging Strategies

AEPSC, on behalf of the Registrant Subsidiaries, enters into and designates as cash flow hedges certain derivative transactions for the purchase and sale of power, coal, natural gas and heating oil and gasoline (“Commodity”) in order to manage the variable price risk related to the forecasted purchase and sale of these commodities. Management monitors the potential impacts of commodity price changes and, where appropriate, enters into derivative transactions to protect profit margins for a portion of future electricity sales and fuel or energy purchases. The Registrant Subsidiaries do not hedge all commodity price risk.

The Registrant Subsidiaries' vehicle fleet is exposed to gasoline and diesel fuel price volatility. AEPSC, on behalf of the Registrant Subsidiaries, enters into financial heating oil and gasoline derivative contracts in order to mitigate price risk of future fuel purchases. For disclosure purposes, these contracts are included with other hedging activities as “Commodity.” The Registrant Subsidiaries do not hedge all fuel price risk.

AEPSC, on behalf of the Registrant Subsidiaries, enters into a variety of interest rate derivative transactions in order to manage interest rate risk exposure. Some interest rate derivative transactions effectively modify exposure to interest rate risk by converting a portion of floating-rate debt to a fixed rate. AEPSC, on behalf of the Registrant Subsidiaries, also enters into interest rate derivative contracts to manage interest rate exposure related to future borrowings of fixed-rate debt. The forecasted fixed-rate debt offerings have a high probability of occurrence as the proceeds will be used to fund existing debt maturities and projected capital expenditures. The Registrant Subsidiaries do not hedge all interest rate exposure.

At times, the Registrant Subsidiaries are exposed to foreign currency exchange rate risks primarily when some fixed assets are purchased from foreign suppliers. In accordance with AEP's risk management policy, AEPSC, on behalf of the Registrant Subsidiaries, may enter into foreign currency derivative transactions to protect against the risk of increased cash outflows resulting from a foreign currency's appreciation against the dollar. The Registrant Subsidiaries do not hedge all foreign currency exposure.

ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND THE IMPACT ON THE FINANCIAL STATEMENTS

The accounting guidance for “Derivatives and Hedging” requires recognition of all qualifying derivative instruments as either assets or liabilities on the balance sheet at fair value. The fair values of derivative instruments accounted for using MTM accounting or hedge accounting are based on exchange prices and broker quotes. If a quoted market price is not available, the estimate of fair value is based on the best information available including valuation models that estimate future energy prices based on existing market and broker quotes, supply and demand market data and assumptions. In order to determine the relevant fair values of the derivative instruments, the Registrant Subsidiaries also apply valuation adjustments for discounting, liquidity and credit quality.

Credit risk is the risk that a counterparty will fail to perform on the contract or fail to pay amounts due. Liquidity risk represents the risk that imperfections in the market will cause the price to vary from estimated fair value based upon prevailing market supply and demand conditions. Since energy markets are imperfect and volatile, there are inherent risks related to the underlying assumptions in models used to fair value risk management contracts. Unforeseen events may cause reasonable price curves to differ from actual price curves throughout a contract's term and at the time a contract settles. Consequently, there could be significant adverse or favorable effects on future net income and cash flows if market prices are not consistent with management's estimates of current market consensus for forward prices in the current period. This is particularly true for longer term contracts. Cash flows may vary based on market conditions, margin requirements and the timing of settlement of risk management contracts.

According to the accounting guidance for “Derivatives and Hedging,” the Registrant Subsidiaries reflect the fair values of derivative instruments subject to netting agreements with the same counterparty net of related cash collateral. For certain risk management contracts, the Registrant Subsidiaries are required to post or receive cash collateral based on third party contractual agreements and risk profiles. For the December 31, 2011 and 2010 balance sheets, the Registrant Subsidiaries netted cash collateral received from third parties against short-term and long-term risk management assets and cash collateral paid to third parties against short-term and long-term risk management liabilities as follows:

	December 31,
	2011		2010
	Cash Collateral	Cash Collateral	Cash Collateral	Cash Collateral
	Received	Paid	Received	Paid
	Netted Against	Netted Against	Netted Against	Netted Against
	Risk Management	Risk Management	Risk Management	Risk Management
Company	Assets	Liabilities	Assets	Liabilities
	(in thousands)
APCo	$4,291	$28,964	$1,809	$16,229
I&M	2,752	18,547	1,087	9,757
OPCo	5,810	39,183	2,314	20,908
PSO	53	130	-	44
SWEPCo	66	124	-	72

The following tables represent the gross fair value of the Registrant Subsidiaries' derivative activity on the balance sheets as of December 31, 2011 and 2010:

Fair Value of Derivative Instruments
December 31, 2011

PSO
	Risk
	Management
	Contracts	Hedging Contracts
			Interest Rate
			and Foreign
Balance Sheet Location	Commodity (a)	Commodity (a)	Currency (a)	Other (b)	Total
	(in thousands)
Current Risk Management Assets	$6,980	$-	$-	$(6,415)	$565
Long-term Risk Management Assets	914	-	-	(600)	314
Total Assets	7,894	-	-	(7,015)	879

Current Risk Management Liabilities	7,665	107	-	(6,492)	1,280
Long-term Risk Management Liabilities	1,930	-	-	(600)	1,330
Total Liabilities	9,595	107	-	(7,092)	2,610

Total MTM Derivative Contract Net
Assets (Liabilities)	$(1,701)	$(107)	$-	$77	$(1,731)

Fair Value of Derivative Instruments
December 31, 2010

PSO
	Risk
	Management
	Contracts	Hedging Contracts
			Interest Rate
			and Foreign
Balance Sheet Location	Commodity (a)	Commodity (a)	Currency (a)	Other (b)	Total
	(in thousands)
Current Risk Management Assets	$19,174	$134	$13,558	$(18,641)	$14,225
Long-term Risk Management Assets	1,944	-	-	(1,692)	252
Total Assets	21,118	134	13,558	(20,333)	14,477

Current Risk Management Liabilities	19,607	-	-	(18,685)	922
Long-term Risk Management Liabilities	1,889	-	-	(1,692)	197
Total Liabilities	21,496	-	-	(20,377)	1,119

Total MTM Derivative Contract Net
Assets (Liabilities)	$(378)	$134	$13,558	$44	$13,358

(a) Derivative instruments within these categories are reported gross. These instruments are subject to master netting agreements and are presented on the balance sheets on a net basis in accordance with the accounting guidance for "Derivatives and Hedging."

(b) Amounts include counterparty netting of risk management and hedging contracts and associated cash collateral in accordance with the accounting guidance for "Derivatives and Hedging." Amounts also include de-designated risk management contracts.

The tables below present the Registrant Subsidiaries' activity of derivative risk management contracts for the years ended December 31, 2011, 2010 and 2009:

Amount of Gain (Loss) Recognized on
Risk Management Contracts
Year Ended December 31, 2011

Location of Gain (Loss)	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Electric Generation, Transmission and
Distribution Revenues	$2,843	$12,786	$27,292	$297	$547
Sales to AEP Affiliates	154	92	196	3	4
Fuel and Other Consumables Used for
Electric Generation	-	-	(2)	-	-
Regulatory Assets (a)	373	(1,470)	(17,928)	(1,421)	(1,709)
Regulatory Liabilities (a)	2,552	(5,178)	(105)	708	(118)
Total Gain (Loss) on Risk Management
Contracts	$5,922	$6,230	$9,453	$(413)	$(1,276)

Amount of Gain (Loss) Recognized on
Risk Management Contracts
Year Ended December 31, 2010

Location of Gain (Loss)	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Electric Generation, Transmission and
Distribution Revenues	$5,057	$21,834	$40,893	$3,156	$3,880
Sales to AEP Affiliates	(2,379)	(2,471)	5,043	(794)	(1,523)
Fuel and Other Consumables Used for
Electric Generation	-	-	-	-	-
Regulatory Assets (a)	(372)	(186)	(5,788)	46	(2,902)
Regulatory Liabilities (a)	27,790	8,217	3,451	878	351
Total Gain (Loss) on Risk Management
Contracts	$30,096	$27,394	$43,599	$3,286	$(194)

Amount of Gain (Loss) Recognized on
Risk Management Contracts
Year Ended December 31, 2009

Location of Gain (Loss)	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Electric Generation, Transmission and
Distribution Revenues	$16,213	$39,188	$59,313	$(94)	$44
Sales to AEP Affiliates	(8,978)	(5,450)	(6,770)	912	750
Fuel and Other Consumables Used for
Electric Generation	-	-	-	-	-
Regulatory Assets (a)	-	(5,837)	(22,065)	(331)	(73)
Regulatory Liabilities (a)	6,908	(2,394)	(7,805)	(1,280)	190
Total Gain (Loss) on Risk Management
Contracts	$14,143	$25,507	$22,673	$(793)	$911

(a)       Represents realized and unrealized gains and losses subject to regulatory accounting treatment recorded as either current or noncurrent on the balance sheets.

Certain qualifying derivative instruments have been designated as normal purchase or normal sale contracts, as provided in the accounting guidance for “Derivatives and Hedging.” Derivative contracts that have been designated as normal purchases or normal sales under that accounting guidance are not subject to MTM accounting treatment and are recognized on the statements of income on an accrual basis.

The accounting for the changes in the fair value of a derivative instrument depends on whether it qualifies for and has been designated as part of a hedging relationship and further, on the type of hedging relationship. Depending on the exposure, management designates a hedging instrument as a fair value hedge or a cash flow hedge.

For contracts that have not been designated as part of a hedging relationship, the accounting for changes in fair value depends on whether the derivative instrument is held for trading purposes. Unrealized and realized gains and losses on derivative instruments held for trading purposes are included in revenues on a net basis on the statements of income. Unrealized and realized gains and losses on derivative instruments not held for trading purposes are included in revenues or expenses on the statements of income depending on the relevant facts and circumstances. However, unrealized and some realized gains and losses in regulated jurisdictions (APCo, I&M, PSO, the non-Texas portion of SWEPCo generation and, beginning in the second quarter of 2009, the Texas portion of SWEPCo generation) for both trading and non-trading derivative instruments are recorded as regulatory assets (for losses) or regulatory liabilities (for gains) in accordance with the accounting guidance for “Regulated Operations.” SWEPCo re-applied the accounting guidance for “Regulated Operations” for the generation portion of SWEPCo's Texas retail jurisdiction effective the second quarter of 2009.

Accounting for Fair Value Hedging Strategies

For fair value hedges (i.e. hedging the exposure to changes in the fair value of an asset, liability or an identified portion thereof attributable to a particular risk), the gain or loss on the derivative instrument as well as the offsetting gain or loss on the hedged item associated with the hedged risk impacts Net Income during the period of change.

The Registrant Subsidiaries record realized and unrealized gains or losses on interest rate swaps that qualify for fair value hedge accounting treatment and any offsetting changes in the fair value of the debt being hedged in Interest Expense on the statements of income. During 2011, 2010 and 2009, the Registrant Subsidiaries did not employ any fair value hedging strategies.

Accounting for Cash Flow Hedging Strategies

For cash flow hedges (i.e. hedging the exposure to variability in expected future cash flows that is attributable to a particular risk), the Registrant Subsidiaries initially report the effective portion of the gain or loss on the derivative instrument as a component of Accumulated Other Comprehensive Income (Loss) on the balance sheets until the period the hedged item affects Net Income. The Registrant Subsidiaries recognize any hedge ineffectiveness in Net Income immediately during the period of change, except in regulated jurisdictions where hedge ineffectiveness is recorded as a regulatory asset (for losses) or a regulatory liability (for gains).

Realized gains and losses on derivative contracts for the purchase and sale of power, coal, natural gas and heating oil and gasoline designated as cash flow hedges are included in Revenues, Fuel and Other Consumables Used for Electric Generation or Purchased Electricity for Resale on the statements of income or in Regulatory Assets or Regulatory Liabilities on the balance sheets, depending on the specific nature of the risk being hedged. During 2011, 2010 and 2009, APCo, I&M and OPCo designated commodity derivatives as cash flow hedges.

The Registrant Subsidiaries reclassify gains and losses on financial fuel derivative contracts designated as cash flow hedges from Accumulated Other Comprehensive Income (Loss) on the balance sheets into Other Operation expense, Maintenance expense or Depreciation and Amortization expense, as it relates to capital projects, on the statements of income. During 2011, 2010 and 2009, the Registrant Subsidiaries designated heating oil and gasoline derivatives as cash flow hedges.

The Registrant Subsidiaries reclassify gains and losses on interest rate derivative hedges related to debt financings from Accumulated Other Comprehensive Income (Loss) into Interest Expense in those periods in which hedged interest payments occur. During 2011, APCo, I&M and SWEPCo designated interest rate derivatives as cash flow hedges. During 2010, APCo and PSO designated interest rate derivatives as cash flow hedges. During 2009, OPCo designated interest rate derivatives as cash flow hedges.

The accumulated gains or losses related to foreign currency hedges are reclassified from Accumulated Other Comprehensive Income (Loss) on the balance sheets into Depreciation and Amortization expense on the statements of income over the depreciable lives of the fixed assets that were designated as the hedged items in qualifying foreign currency hedging relationships. During 2011, 2010 and 2009, SWEPCo designated foreign currency derivatives as cash flow hedges.

During 2009, OPCo recognized a $6 million gain in Interest Expense related to hedge ineffectiveness on interest rate derivatives designated in cash flow hedge strategies. During 2011, 2010 and 2009, hedge ineffectiveness was immaterial or nonexistent for all of the other cash flow hedge strategies disclosed above.

The following tables provide details on designated, effective cash flow hedges included in Accumulated Other Comprehensive Income (Loss) on the balance sheets and the reasons for changes in cash flow hedges for the years ended December 31, 2011, 2010 and 2009. All amounts in the following tables are presented net of related income taxes.

Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Year Ended December 31, 2011

Commodity Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2010	$(273)	$(178)	$(364)	$88	$82
Changes in Fair Value Recognized in AOCI	(2,077)	(1,294)	(2,748)	108	102
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Electric Generation, Transmission and
Distribution Revenues	249	544	1,457	-	-
Fuel and Other Consumables Used for
Electric Generation	-	-	-	-	-
Purchased Electricity for Resale	62	79	425	-	-
Other Operation Expense	(95)	(71)	(160)	(93)	(93)
Maintenance Expense	(169)	(64)	(141)	(62)	(65)
Property, Plant and Equipment	(175)	(90)	(217)	(110)	(88)
Regulatory Assets (a)	1,169	255	-	-	-
Regulatory Liabilities (a)	-	-	-	-	-
Balance in AOCI as of December 31, 2011	$(1,309)	$(819)	$(1,748)	$(69)	$(62)

Interest Rate and
Foreign Currency Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2010	$217	$(8,507)	$10,813	$8,406	$(4,272)
Changes in Fair Value Recognized in AOCI	(373)	(6,913)	-	(475)	(12,438)
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Depreciation and Amortization
Expense	-	-	4	-	-
Other Operation Expense	-	-	-	-	-
Interest Expense	1,180	955	(1,363)	(713)	1,248
Balance in AOCI as of December 31, 2011	$1,024	$(14,465)	$9,454	$7,218	$(15,462)

Total Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2010	$(56)	$(8,685)	$10,449	$8,494	$(4,190)
Changes in Fair Value Recognized in AOCI	(2,450)	(8,207)	(2,748)	(367)	(12,336)
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Electric Generation, Transmission and
Distribution Revenues	249	544	1,457	-	-
Fuel and Other Consumables Used for
Electric Generation	-	-	-	-	-
Purchased Electricity for Resale	62	79	425	-	-
Other Operation Expense	(95)	(71)	(160)	(93)	(93)
Maintenance Expense	(169)	(64)	(141)	(62)	(65)
Depreciation and Amortization
Expense	-	-	4	-	-
Interest Expense	1,180	955	(1,363)	(713)	1,248
Property, Plant and Equipment	(175)	(90)	(217)	(110)	(88)
Regulatory Assets (a)	1,169	255	-	-	-
Regulatory Liabilities (a)	-	-	-	-	-
Balance in AOCI as of December 31, 2011	$(285)	$(15,284)	$7,706	$7,149	$(15,524)

Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Year Ended December 31, 2010

Commodity Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2009	$(743)	$(382)	$(742)	$(78)	$112
Changes in Fair Value Recognized in AOCI	(1,450)	(901)	(1,958)	77	69
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Electric Generation, Transmission and
Distribution Revenues	51	87	229	-	-
Fuel and Other Consumables Used for
Electric Generation	-	-	(13)	197	-
Purchased Electricity for Resale	393	895	2,338	-	-
Other Operation Expense	(43)	(31)	(72)	(39)	(44)
Maintenance Expense	(70)	(28)	(54)	(24)	(23)
Property, Plant and Equipment	(71)	(36)	(87)	(45)	(32)
Regulatory Assets (a)	1,660	218	-	-	-
Regulatory Liabilities (a)	-	-	(5)	-	-
Balance in AOCI as of December 31, 2010	$(273)	$(178)	$(364)	$88	$82

Interest Rate and
Foreign Currency Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2009	$(6,450)	$(9,514)	$12,172	$(521)	$(5,047)
Changes in Fair Value Recognized in AOCI	5,042	-	-	8,813	(74)
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Depreciation and Amortization
Expense	-	-	4	-	-
Other Operation Expense	-	-	-	-	21
Interest Expense	1,625	1,007	(1,363)	114	828
Balance in AOCI as of December 31, 2010	$217	$(8,507)	$10,813	$8,406	$(4,272)

Total Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2009	$(7,193)	$(9,896)	$11,430	$(599)	$(4,935)
Changes in Fair Value Recognized in AOCI	3,592	(901)	(1,958)	8,890	(5)
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Electric Generation, Transmission and
Distribution Revenues	51	87	229	-	-
Fuel and Other Consumables Used for
Electric Generation	-	-	(13)	197	-
Purchased Electricity for Resale	393	895	2,338	-	-
Other Operation Expense	(43)	(31)	(72)	(39)	(23)
Maintenance Expense	(70)	(28)	(54)	(24)	(23)
Depreciation and Amortization
Expense	-	-	4	-	-
Interest Expense	1,625	1,007	(1,363)	114	828
Property, Plant and Equipment	(71)	(36)	(87)	(45)	(32)
Regulatory Assets (a)	1,660	218	-	-	-
Regulatory Liabilities (a)	-	-	(5)	-	-
Balance in AOCI as of December 31, 2010	$(56)	$(8,685)	$10,449	$8,494	$(4,190)

Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Year Ended December 31, 2009

Commodity Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2008	$2,726	$1,482	$3,429	$-	$-
Changes in Fair Value Recognized in AOCI	(669)	(435)	(984)	5	190
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Electric Generation, Transmission and
Distribution Revenues	(1,646)	(3,189)	(8,991)	-	-
Fuel and Other Consumables Used for
Electric Generation	(95)	(50)	(108)	(49)	(54)
Purchased Electricity for Resale	1,093	2,142	5,982	-	-
Other Operation Expense	-	-	-	-	-
Maintenance Expense	-	-	-	-	-
Property, Plant and Equipment	(58)	(29)	(70)	(34)	(24)
Regulatory Assets (a)	4,003	481	-	-	-
Regulatory Liabilities (a)	(6,097)	(784)	-	-	-
Balance in AOCI as of December 31, 2009	$(743)	$(382)	$(742)	$(78)	$112

Interest Rate and
Foreign Currency Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2008	$(8,118)	$(10,521)	$1,752	$(704)	$(5,924)
Changes in Fair Value Recognized in AOCI	(1)	-	10,915	-	49
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Depreciation and Amortization
Expense	-	(4)	4	-	-
Other Operation Expense	-	-	-	-	-
Interest Expense	1,669	1,011	(499)	183	828
Balance in AOCI as of December 31, 2009	$(6,450)	$(9,514)	$12,172	$(521)	$(5,047)

Total Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2008	$(5,392)	$(9,039)	$5,181	$(704)	$(5,924)
Changes in Fair Value Recognized in AOCI	(670)	(435)	9,931	5	239
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Electric Generation, Transmission and
Distribution Revenues	(1,646)	(3,189)	(8,991)	-	-
Fuel and Other Consumables Used for
Electric Generation	(95)	(50)	(108)	(49)	(54)
Purchased Electricity for Resale	1,093	2,142	5,982	-	-
Other Operation Expense	-	-	-	-	-
Maintenance Expense	-	-	-	-	-
Depreciation and Amortization
Expense	-	(4)	4	-	-
Interest Expense	1,669	1,011	(499)	183	828
Property, Plant and Equipment	(58)	(29)	(70)	(34)	(24)
Regulatory Assets (a)	4,003	481	-	-	-
Regulatory Liabilities (a)	(6,097)	(784)	-	-	-
Balance in AOCI as of December 31, 2009	$(7,193)	$(9,896)	$11,430	$(599)	$(4,935)

(a)       Represents realized and unrealized gains and losses subject to regulatory accounting treatment recorded as either current or noncurrent on the balance sheets.

Cash flow hedges included in Accumulated Other Comprehensive Income (Loss) on the balance sheets at December 31, 2011 and 2010 were:

Impact of Cash Flow Hedges on the Registrant Subsidiaries’
Balance Sheets
December 31, 2011

	Hedging Assets (a)		Hedging Liabilities (a)		AOCI Gain (Loss) Net of Tax
		Interest Rate		Interest Rate		Interest Rate
		and Foreign		and Foreign		and Foreign
Company	Commodity	Currency	Commodity	Currency	Commodity	Currency
	(in thousands)
APCo	$431	$-	$2,418	$-	$(1,309)	$1,024
I&M	277	-	1,523	10,637	(819)	(14,465)
OPCo	584	-	3,239	-	(1,748)	9,454
PSO	-	-	107	-	(69)	7,218
SWEPCo	-	3	97	19,143	(62)	(15,462)

	Expected to be Reclassified to
	Net Income During the Next
	Twelve Months
			Maximum Term for
		Interest Rate	Exposure to
		and Foreign	Variability of Future
Company	Commodity	Currency	Cash Flows
	(in thousands)		(in months)
APCo	$(1,140)	$(1,052)	29
I&M	(712)	(595)	29
OPCo	(1,518)	1,359	29
PSO	(70)	759	12
SWEPCo	(63)	(1,864)	12

Impact of Cash Flow Hedges on the Registrant Subsidiaries’
Balance Sheets
December 31, 2010

	Hedging Assets (a)		Hedging Liabilities (a)		AOCI Gain (Loss) Net of Tax
		Interest Rate		Interest Rate		Interest Rate
		and Foreign		and Foreign		and Foreign
Company	Commodity	Currency	Commodity	Currency	Commodity	Currency
	(in thousands)
APCo	$333	$11,888	$727	$-	$(273)	$217
I&M	175	-	437	-	(178)	(8,507)
OPCo	403	-	930	-	(364)	10,813
PSO	134	13,558	-	-	88	8,406
SWEPCo	123	5	-	-	82	(4,272)

	Expected to be Reclassified to
	Net Income During the Next
	Twelve Months
		Interest Rate
		and Foreign
Company	Commodity	Currency
	(in thousands)
APCo	$(280)	$(1,173)
I&M	(184)	(955)
OPCo	(373)	1,359
PSO	88	735
SWEPCo	82	(829)

(a)       Hedging Assets and Hedging Liabilities are included in Risk Management Assets and Liabilities on the balance sheets.

The actual amounts reclassified from Accumulated Other Comprehensive Income (Loss) to Net Income can differ from the estimate above due to market price changes.

Credit Risk

AEPSC, on behalf of the Registrant Subsidiaries, limits credit risk in their wholesale marketing and trading activities by assessing the creditworthiness of potential counterparties before entering into transactions with them and continuing to evaluate their creditworthiness on an ongoing basis. AEPSC, on behalf of the Registrant Subsidiaries, uses Moody's, Standard and Poor's and current market-based qualitative and quantitative data as well as financial statements to assess the financial health of counterparties on an ongoing basis.

AEPSC, on behalf of the Registrant Subsidiaries, uses standardized master agreements which may include collateral requirements. These master agreements facilitate the netting of cash flows associated with a single counterparty. Cash, letters of credit and parental/affiliate guarantees may be obtained as security from counterparties in order to mitigate credit risk. The collateral agreements require a counterparty to post cash or letters of credit in the event an exposure exceeds the established threshold. The threshold represents an unsecured credit limit which may be supported by a parental/affiliate guaranty, as determined in accordance with AEP's credit policy. In addition, collateral agreements allow for termination and liquidation of all positions in the event of a failure or inability to post collateral.

Collateral Triggering Events

Under the tariffs of the RTOs and Independent System Operators (ISOs) and a limited number of derivative and non-derivative contracts primarily related to competitive retail auction loads, the Registrant Subsidiaries are obligated to post an additional amount of collateral if certain credit ratings decline below investment grade. The amount of collateral required fluctuates based on market prices and total exposure. On an ongoing basis, AEP's risk management organization assesses the appropriateness of these collateral triggering items in contracts. The Registrant Subsidiaries have not experienced a downgrade below investment grade. The following tables represent: (a) the Registrant Subsidiaries' aggregate fair values of such derivative contracts, (b) the amount of collateral the Registrant Subsidiaries would have been required to post for all derivative and non-derivative contracts if credit ratings of the Registrant Subsidiaries had declined below investment grade and (c) how much was attributable to RTO and ISO activities as of December 31, 2011 and 2010:

	December 31, 2011
	Liabilities for	Amount of Collateral the	Amount
	Derivative Contracts	Registrant Subsidiaries	Attributable to
	with Credit	Would Have Been	RTO and ISO
Company	Downgrade Triggers	Required to Post	Activities
	(in thousands)
APCo	$10,007	$6,211	$6,211
I&M	6,418	3,983	3,983
OPCo	13,550	8,410	8,410
PSO	-	856	414
SWEPCo	-	1,128	522

	December 31, 2010
	Liabilities for	Amount of Collateral the	Amount
	Derivative Contracts	Registrant Subsidiaries	Attributable to
	with Credit	Would Have Been	RTO and ISO
Company	Downgrade Triggers	Required to Post	Activities
	(in thousands)
APCo	$6,594	$12,607	$12,574
I&M	3,965	7,581	7,561
OPCo	8,441	16,138	16,095
PSO	16	1,785	1,385
SWEPCo	19	2,139	1,659

As of December 31, 2011 and 2010, the Registrant Subsidiaries were not required to post any collateral.

In addition, a majority of the Registrant Subsidiaries' non-exchange traded commodity contracts contain cross-default provisions that, if triggered, would permit the counterparty to declare a default and require settlement of the outstanding payable. These cross-default provisions could be triggered if there was a non-performance event by Parent or the obligor under outstanding debt or a third party obligation in excess of $50 million. On an ongoing basis, AEP's risk management organization assesses the appropriateness of these cross-default provisions in the contracts. Management does not anticipate a non-performance event under these provisions. The following tables represent: (a) the fair value of these derivative liabilities subject to cross-default provisions prior to consideration of contractual netting arrangements, (b) the amount this exposure has been reduced by cash collateral posted by the Registrant Subsidiaries and (c) if a cross-default provision would have been triggered, the settlement amount that would be required after considering the Registrant Subsidiaries' contractual netting arrangements as of December 31, 2011 and 2010:

	December 31, 2011
	Liabilities for		Additional
	Contracts with Cross		Settlement
	Default Provisions		Liability if Cross
	Prior to Contractual	Amount of Cash	Default Provision
Company	Netting Arrangements	Collateral Posted	is Triggered
	(in thousands)
APCo	$76,868	$8,107	$27,603
I&M	59,936	5,200	28,339
OPCo	104,091	10,978	37,380
PSO	142	-	61
SWEPCo	19,322	-	19,220

	December 31, 2010
	Liabilities for		Additional
	Contracts with Cross		Settlement
	Default Provisions		Liability if Cross
	Prior to Contractual	Amount of Cash	Default Provision
Company	Netting Arrangements	Collateral Posted	is Triggered
	(in thousands)
APCo	$76,810	$6,637	$23,748
I&M	46,188	3,991	14,280
OPCo	98,343	8,496	30,420
PSO	60	-	28
SWEPCo	75	-	37

Southwestern Electric Power Co [Member]
Derivatives and Hedging [Abstract]
Derivatives and Hedging

9. DERIVATIVES AND HEDGING

OBJECTIVES FOR UTILIZATION OF DERIVATIVE INSTRUMENTS

The Registrant Subsidiaries are exposed to certain market risks as major power producers and marketers of wholesale electricity, coal and emission allowances. These risks include commodity price risk, interest rate risk, credit risk and, to a lesser extent, foreign currency exchange risk. These risks represent the risk of loss that may impact the Registrant Subsidiaries due to changes in the underlying market prices or rates. AEPSC, on behalf of the Registrant Subsidiaries, manages these risks using derivative instruments.

STRATEGIES FOR UTILIZATION OF DERIVATIVE INSTRUMENTS TO ACHIEVE OBJECTIVES

Trading Strategies

The strategy surrounding the use of derivative instruments for trading purposes focuses on seizing market opportunities to create value driven by expected changes in the market prices of the commodities in which AEPSC transacts on behalf of the Registrant Subsidiaries.

Risk Management Strategies

The strategy surrounding the use of derivative instruments focuses on managing risk exposures, future cash flows and creating value utilizing both economic and formal hedging strategies. To accomplish these objectives, AEPSC, on behalf of the Registrant Subsidiaries, primarily employs risk management contracts including physical forward purchase and sale contracts, financial forward purchase and sale contracts and financial swap instruments. Not all risk management contracts meet the definition of a derivative under the accounting guidance for “Derivatives and Hedging.” Derivative risk management contracts elected normal under the normal purchases and normal sales scope exception are not subject to the requirements of this accounting guidance.

AEPSC, on behalf of the Registrant Subsidiaries, enters into power, coal, natural gas, interest rate and, to a lesser degree, heating oil and gasoline, emission allowance and other commodity contracts to manage the risk associated with the energy business. AEPSC, on behalf of the Registrant Subsidiaries, enters into interest rate derivative contracts in order to manage the interest rate exposure associated with the Registrant Subsidiaries' commodity portfolio. For disclosure purposes, such risks are grouped as “Commodity,” as these risks are related to energy risk management activities. AEPSC, on behalf of the Registrant Subsidiaries, also engages in risk management of interest rate risk associated with debt financing and foreign currency risk associated with future purchase obligations denominated in foreign currencies. For disclosure purposes, these risks are grouped as “Interest Rate and Foreign Currency.” The amount of risk taken is determined by the Commercial Operations and Finance groups in accordance with established risk management policies as approved by the Finance Committee of AEP's Board of Directors.

The following tables represent the gross notional volume of the Registrant Subsidiaries' outstanding derivative contracts as of December 31, 2011 and 2010:

Notional Volume of Derivative Instruments
December 31, 2011

Primary Risk	Unit of
Exposure	Measure	APCo	I&M	OPCo	PSO	SWEPCo

		(in thousands)
Commodity:
Power	MWHs	169,459	109,326	229,468	39	49
Coal	Tons	3,714	1,920	8,337	3,574	2,974
Natural Gas	MMBtus	7,923	5,081	10,728	115	145
Heating Oil and
Gasoline	Gallons	1,057	525	1,254	618	569
Interest Rate	USD	$31,029	$19,890	$42,093	$175	$203

Interest Rate and
Foreign Currency	USD	$-	$200,000	$-	$-	$200,069

Notional Volume of Derivative Instruments
December 31, 2010

Primary Risk	Unit of
Exposure	Measure	APCo	I&M	OPCo	PSO	SWEPCo

		(in thousands)
Commodity:
Power	MWHs	194,217	117,862	248,616	21	34
Coal	Tons	11,195	6,571	28,583	4,936	8,777
Natural Gas	MMBtus	2,166	1,302	2,772	15	19
Heating Oil and
Gasoline	Gallons	1,054	521	1,243	616	564
Interest Rate	USD	$9,541	$5,732	$12,656	$609	$793

Interest Rate and
Foreign Currency	USD	$200,000	$-	$-	$200,000	$189

Fair Value Hedging Strategies

AEPSC, on behalf of the Registrant Subsidiaries, enters into interest rate derivative transactions as part of an overall strategy to manage the mix of fixed-rate and floating-rate debt. Certain interest rate derivative transactions effectively modify an exposure to interest rate risk by converting a portion of fixed-rate debt to a floating rate. Provided specific criteria are met, these interest rate derivatives are designated as fair value hedges.

Cash Flow Hedging Strategies

AEPSC, on behalf of the Registrant Subsidiaries, enters into and designates as cash flow hedges certain derivative transactions for the purchase and sale of power, coal, natural gas and heating oil and gasoline (“Commodity”) in order to manage the variable price risk related to the forecasted purchase and sale of these commodities. Management monitors the potential impacts of commodity price changes and, where appropriate, enters into derivative transactions to protect profit margins for a portion of future electricity sales and fuel or energy purchases. The Registrant Subsidiaries do not hedge all commodity price risk.

The Registrant Subsidiaries' vehicle fleet is exposed to gasoline and diesel fuel price volatility. AEPSC, on behalf of the Registrant Subsidiaries, enters into financial heating oil and gasoline derivative contracts in order to mitigate price risk of future fuel purchases. For disclosure purposes, these contracts are included with other hedging activities as “Commodity.” The Registrant Subsidiaries do not hedge all fuel price risk.

AEPSC, on behalf of the Registrant Subsidiaries, enters into a variety of interest rate derivative transactions in order to manage interest rate risk exposure. Some interest rate derivative transactions effectively modify exposure to interest rate risk by converting a portion of floating-rate debt to a fixed rate. AEPSC, on behalf of the Registrant Subsidiaries, also enters into interest rate derivative contracts to manage interest rate exposure related to future borrowings of fixed-rate debt. The forecasted fixed-rate debt offerings have a high probability of occurrence as the proceeds will be used to fund existing debt maturities and projected capital expenditures. The Registrant Subsidiaries do not hedge all interest rate exposure.

At times, the Registrant Subsidiaries are exposed to foreign currency exchange rate risks primarily when some fixed assets are purchased from foreign suppliers. In accordance with AEP's risk management policy, AEPSC, on behalf of the Registrant Subsidiaries, may enter into foreign currency derivative transactions to protect against the risk of increased cash outflows resulting from a foreign currency's appreciation against the dollar. The Registrant Subsidiaries do not hedge all foreign currency exposure.

ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND THE IMPACT ON THE FINANCIAL STATEMENTS

The accounting guidance for “Derivatives and Hedging” requires recognition of all qualifying derivative instruments as either assets or liabilities on the balance sheet at fair value. The fair values of derivative instruments accounted for using MTM accounting or hedge accounting are based on exchange prices and broker quotes. If a quoted market price is not available, the estimate of fair value is based on the best information available including valuation models that estimate future energy prices based on existing market and broker quotes, supply and demand market data and assumptions. In order to determine the relevant fair values of the derivative instruments, the Registrant Subsidiaries also apply valuation adjustments for discounting, liquidity and credit quality.

Credit risk is the risk that a counterparty will fail to perform on the contract or fail to pay amounts due. Liquidity risk represents the risk that imperfections in the market will cause the price to vary from estimated fair value based upon prevailing market supply and demand conditions. Since energy markets are imperfect and volatile, there are inherent risks related to the underlying assumptions in models used to fair value risk management contracts. Unforeseen events may cause reasonable price curves to differ from actual price curves throughout a contract's term and at the time a contract settles. Consequently, there could be significant adverse or favorable effects on future net income and cash flows if market prices are not consistent with management's estimates of current market consensus for forward prices in the current period. This is particularly true for longer term contracts. Cash flows may vary based on market conditions, margin requirements and the timing of settlement of risk management contracts.

According to the accounting guidance for “Derivatives and Hedging,” the Registrant Subsidiaries reflect the fair values of derivative instruments subject to netting agreements with the same counterparty net of related cash collateral. For certain risk management contracts, the Registrant Subsidiaries are required to post or receive cash collateral based on third party contractual agreements and risk profiles. For the December 31, 2011 and 2010 balance sheets, the Registrant Subsidiaries netted cash collateral received from third parties against short-term and long-term risk management assets and cash collateral paid to third parties against short-term and long-term risk management liabilities as follows:

	December 31,
	2011		2010
	Cash Collateral	Cash Collateral	Cash Collateral	Cash Collateral
	Received	Paid	Received	Paid
	Netted Against	Netted Against	Netted Against	Netted Against
	Risk Management	Risk Management	Risk Management	Risk Management
Company	Assets	Liabilities	Assets	Liabilities
	(in thousands)
APCo	$4,291	$28,964	$1,809	$16,229
I&M	2,752	18,547	1,087	9,757
OPCo	5,810	39,183	2,314	20,908
PSO	53	130	-	44
SWEPCo	66	124	-	72

The following tables represent the gross fair value of the Registrant Subsidiaries' derivative activity on the balance sheets as of December 31, 2011 and 2010:

Fair Value of Derivative Instruments
December 31, 2011

SWEPCo
	Risk
	Management
	Contracts	Hedging Contracts
			Interest Rate
			and Foreign
Balance Sheet Location	Commodity (a)	Commodity (a)	Currency (a)	Other (b)	Total
	(in thousands)
Current Risk Management Assets	$6,327	$-	$3	$(5,885)	$445
Long-term Risk Management Assets	818	-	-	(536)	282
Total Assets	7,145	-	3	(6,421)	727

Current Risk Management Liabilities	11,062	97	19,143	(5,943)	24,359
Long-term Risk Management Liabilities	757	-	-	(536)	221
Total Liabilities	11,819	97	19,143	(6,479)	24,580

Total MTM Derivative Contract Net
Assets (Liabilities)	$(4,674)	$(97)	$(19,140)	$58	$(23,853)

Fair Value of Derivative Instruments
December 31, 2010

SWEPCo
	Risk
	Management
	Contracts	Hedging Contracts
			Interest Rate
			and Foreign
Balance Sheet Location	Commodity (a)	Commodity (a)	Currency (a)	Other (b)	Total
	(in thousands)
Current Risk Management Assets	$33,284	$123	$-	$(32,198)	$1,209
Long-term Risk Management Assets	3,346	-	5	(2,913)	438
Total Assets	36,630	123	5	(35,111)	1,647

Current Risk Management Liabilities	36,338	-	-	(32,271)	4,067
Long-term Risk Management Liabilities	3,250	-	-	(2,912)	338
Total Liabilities	39,588	-	-	(35,183)	4,405

Total MTM Derivative Contract Net
Assets (Liabilities)	$(2,958)	$123	$5	$72	$(2,758)

(a) Derivative instruments within these categories are reported gross. These instruments are subject to master netting agreements and are presented on the balance sheets on a net basis in accordance with the accounting guidance for "Derivatives and Hedging."

(b) Amounts include counterparty netting of risk management and hedging contracts and associated cash collateral in accordance with the accounting guidance for "Derivatives and Hedging." Amounts also include de-designated risk management contracts.

The tables below present the Registrant Subsidiaries' activity of derivative risk management contracts for the years ended December 31, 2011, 2010 and 2009:

Amount of Gain (Loss) Recognized on
Risk Management Contracts
Year Ended December 31, 2011

Location of Gain (Loss)	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Electric Generation, Transmission and
Distribution Revenues	$2,843	$12,786	$27,292	$297	$547
Sales to AEP Affiliates	154	92	196	3	4
Fuel and Other Consumables Used for
Electric Generation	-	-	(2)	-	-
Regulatory Assets (a)	373	(1,470)	(17,928)	(1,421)	(1,709)
Regulatory Liabilities (a)	2,552	(5,178)	(105)	708	(118)
Total Gain (Loss) on Risk Management
Contracts	$5,922	$6,230	$9,453	$(413)	$(1,276)

Amount of Gain (Loss) Recognized on
Risk Management Contracts
Year Ended December 31, 2010

Location of Gain (Loss)	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Electric Generation, Transmission and
Distribution Revenues	$5,057	$21,834	$40,893	$3,156	$3,880
Sales to AEP Affiliates	(2,379)	(2,471)	5,043	(794)	(1,523)
Fuel and Other Consumables Used for
Electric Generation	-	-	-	-	-
Regulatory Assets (a)	(372)	(186)	(5,788)	46	(2,902)
Regulatory Liabilities (a)	27,790	8,217	3,451	878	351
Total Gain (Loss) on Risk Management
Contracts	$30,096	$27,394	$43,599	$3,286	$(194)

Amount of Gain (Loss) Recognized on
Risk Management Contracts
Year Ended December 31, 2009

Location of Gain (Loss)	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Electric Generation, Transmission and
Distribution Revenues	$16,213	$39,188	$59,313	$(94)	$44
Sales to AEP Affiliates	(8,978)	(5,450)	(6,770)	912	750
Fuel and Other Consumables Used for
Electric Generation	-	-	-	-	-
Regulatory Assets (a)	-	(5,837)	(22,065)	(331)	(73)
Regulatory Liabilities (a)	6,908	(2,394)	(7,805)	(1,280)	190
Total Gain (Loss) on Risk Management
Contracts	$14,143	$25,507	$22,673	$(793)	$911

(a)       Represents realized and unrealized gains and losses subject to regulatory accounting treatment recorded as either current or noncurrent on the balance sheets.

Certain qualifying derivative instruments have been designated as normal purchase or normal sale contracts, as provided in the accounting guidance for “Derivatives and Hedging.” Derivative contracts that have been designated as normal purchases or normal sales under that accounting guidance are not subject to MTM accounting treatment and are recognized on the statements of income on an accrual basis.

The accounting for the changes in the fair value of a derivative instrument depends on whether it qualifies for and has been designated as part of a hedging relationship and further, on the type of hedging relationship. Depending on the exposure, management designates a hedging instrument as a fair value hedge or a cash flow hedge.

For contracts that have not been designated as part of a hedging relationship, the accounting for changes in fair value depends on whether the derivative instrument is held for trading purposes. Unrealized and realized gains and losses on derivative instruments held for trading purposes are included in revenues on a net basis on the statements of income. Unrealized and realized gains and losses on derivative instruments not held for trading purposes are included in revenues or expenses on the statements of income depending on the relevant facts and circumstances. However, unrealized and some realized gains and losses in regulated jurisdictions (APCo, I&M, PSO, the non-Texas portion of SWEPCo generation and, beginning in the second quarter of 2009, the Texas portion of SWEPCo generation) for both trading and non-trading derivative instruments are recorded as regulatory assets (for losses) or regulatory liabilities (for gains) in accordance with the accounting guidance for “Regulated Operations.” SWEPCo re-applied the accounting guidance for “Regulated Operations” for the generation portion of SWEPCo's Texas retail jurisdiction effective the second quarter of 2009.

Accounting for Fair Value Hedging Strategies

For fair value hedges (i.e. hedging the exposure to changes in the fair value of an asset, liability or an identified portion thereof attributable to a particular risk), the gain or loss on the derivative instrument as well as the offsetting gain or loss on the hedged item associated with the hedged risk impacts Net Income during the period of change.

The Registrant Subsidiaries record realized and unrealized gains or losses on interest rate swaps that qualify for fair value hedge accounting treatment and any offsetting changes in the fair value of the debt being hedged in Interest Expense on the statements of income. During 2011, 2010 and 2009, the Registrant Subsidiaries did not employ any fair value hedging strategies.

Accounting for Cash Flow Hedging Strategies

For cash flow hedges (i.e. hedging the exposure to variability in expected future cash flows that is attributable to a particular risk), the Registrant Subsidiaries initially report the effective portion of the gain or loss on the derivative instrument as a component of Accumulated Other Comprehensive Income (Loss) on the balance sheets until the period the hedged item affects Net Income. The Registrant Subsidiaries recognize any hedge ineffectiveness in Net Income immediately during the period of change, except in regulated jurisdictions where hedge ineffectiveness is recorded as a regulatory asset (for losses) or a regulatory liability (for gains).

Realized gains and losses on derivative contracts for the purchase and sale of power, coal, natural gas and heating oil and gasoline designated as cash flow hedges are included in Revenues, Fuel and Other Consumables Used for Electric Generation or Purchased Electricity for Resale on the statements of income or in Regulatory Assets or Regulatory Liabilities on the balance sheets, depending on the specific nature of the risk being hedged. During 2011, 2010 and 2009, APCo, I&M and OPCo designated commodity derivatives as cash flow hedges.

The Registrant Subsidiaries reclassify gains and losses on financial fuel derivative contracts designated as cash flow hedges from Accumulated Other Comprehensive Income (Loss) on the balance sheets into Other Operation expense, Maintenance expense or Depreciation and Amortization expense, as it relates to capital projects, on the statements of income. During 2011, 2010 and 2009, the Registrant Subsidiaries designated heating oil and gasoline derivatives as cash flow hedges.

The Registrant Subsidiaries reclassify gains and losses on interest rate derivative hedges related to debt financings from Accumulated Other Comprehensive Income (Loss) into Interest Expense in those periods in which hedged interest payments occur. During 2011, APCo, I&M and SWEPCo designated interest rate derivatives as cash flow hedges. During 2010, APCo and PSO designated interest rate derivatives as cash flow hedges. During 2009, OPCo designated interest rate derivatives as cash flow hedges.

The accumulated gains or losses related to foreign currency hedges are reclassified from Accumulated Other Comprehensive Income (Loss) on the balance sheets into Depreciation and Amortization expense on the statements of income over the depreciable lives of the fixed assets that were designated as the hedged items in qualifying foreign currency hedging relationships. During 2011, 2010 and 2009, SWEPCo designated foreign currency derivatives as cash flow hedges.

During 2009, OPCo recognized a $6 million gain in Interest Expense related to hedge ineffectiveness on interest rate derivatives designated in cash flow hedge strategies. During 2011, 2010 and 2009, hedge ineffectiveness was immaterial or nonexistent for all of the other cash flow hedge strategies disclosed above.

The following tables provide details on designated, effective cash flow hedges included in Accumulated Other Comprehensive Income (Loss) on the balance sheets and the reasons for changes in cash flow hedges for the years ended December 31, 2011, 2010 and 2009. All amounts in the following tables are presented net of related income taxes.

Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Year Ended December 31, 2011

Commodity Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2010	$(273)	$(178)	$(364)	$88	$82
Changes in Fair Value Recognized in AOCI	(2,077)	(1,294)	(2,748)	108	102
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Electric Generation, Transmission and
Distribution Revenues	249	544	1,457	-	-
Fuel and Other Consumables Used for
Electric Generation	-	-	-	-	-
Purchased Electricity for Resale	62	79	425	-	-
Other Operation Expense	(95)	(71)	(160)	(93)	(93)
Maintenance Expense	(169)	(64)	(141)	(62)	(65)
Property, Plant and Equipment	(175)	(90)	(217)	(110)	(88)
Regulatory Assets (a)	1,169	255	-	-	-
Regulatory Liabilities (a)	-	-	-	-	-
Balance in AOCI as of December 31, 2011	$(1,309)	$(819)	$(1,748)	$(69)	$(62)

Interest Rate and
Foreign Currency Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2010	$217	$(8,507)	$10,813	$8,406	$(4,272)
Changes in Fair Value Recognized in AOCI	(373)	(6,913)	-	(475)	(12,438)
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Depreciation and Amortization
Expense	-	-	4	-	-
Other Operation Expense	-	-	-	-	-
Interest Expense	1,180	955	(1,363)	(713)	1,248
Balance in AOCI as of December 31, 2011	$1,024	$(14,465)	$9,454	$7,218	$(15,462)

Total Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2010	$(56)	$(8,685)	$10,449	$8,494	$(4,190)
Changes in Fair Value Recognized in AOCI	(2,450)	(8,207)	(2,748)	(367)	(12,336)
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Electric Generation, Transmission and
Distribution Revenues	249	544	1,457	-	-
Fuel and Other Consumables Used for
Electric Generation	-	-	-	-	-
Purchased Electricity for Resale	62	79	425	-	-
Other Operation Expense	(95)	(71)	(160)	(93)	(93)
Maintenance Expense	(169)	(64)	(141)	(62)	(65)
Depreciation and Amortization
Expense	-	-	4	-	-
Interest Expense	1,180	955	(1,363)	(713)	1,248
Property, Plant and Equipment	(175)	(90)	(217)	(110)	(88)
Regulatory Assets (a)	1,169	255	-	-	-
Regulatory Liabilities (a)	-	-	-	-	-
Balance in AOCI as of December 31, 2011	$(285)	$(15,284)	$7,706	$7,149	$(15,524)

Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Year Ended December 31, 2010

Commodity Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2009	$(743)	$(382)	$(742)	$(78)	$112
Changes in Fair Value Recognized in AOCI	(1,450)	(901)	(1,958)	77	69
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Electric Generation, Transmission and
Distribution Revenues	51	87	229	-	-
Fuel and Other Consumables Used for
Electric Generation	-	-	(13)	197	-
Purchased Electricity for Resale	393	895	2,338	-	-
Other Operation Expense	(43)	(31)	(72)	(39)	(44)
Maintenance Expense	(70)	(28)	(54)	(24)	(23)
Property, Plant and Equipment	(71)	(36)	(87)	(45)	(32)
Regulatory Assets (a)	1,660	218	-	-	-
Regulatory Liabilities (a)	-	-	(5)	-	-
Balance in AOCI as of December 31, 2010	$(273)	$(178)	$(364)	$88	$82

Interest Rate and
Foreign Currency Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2009	$(6,450)	$(9,514)	$12,172	$(521)	$(5,047)
Changes in Fair Value Recognized in AOCI	5,042	-	-	8,813	(74)
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Depreciation and Amortization
Expense	-	-	4	-	-
Other Operation Expense	-	-	-	-	21
Interest Expense	1,625	1,007	(1,363)	114	828
Balance in AOCI as of December 31, 2010	$217	$(8,507)	$10,813	$8,406	$(4,272)

Total Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2009	$(7,193)	$(9,896)	$11,430	$(599)	$(4,935)
Changes in Fair Value Recognized in AOCI	3,592	(901)	(1,958)	8,890	(5)
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Electric Generation, Transmission and
Distribution Revenues	51	87	229	-	-
Fuel and Other Consumables Used for
Electric Generation	-	-	(13)	197	-
Purchased Electricity for Resale	393	895	2,338	-	-
Other Operation Expense	(43)	(31)	(72)	(39)	(23)
Maintenance Expense	(70)	(28)	(54)	(24)	(23)
Depreciation and Amortization
Expense	-	-	4	-	-
Interest Expense	1,625	1,007	(1,363)	114	828
Property, Plant and Equipment	(71)	(36)	(87)	(45)	(32)
Regulatory Assets (a)	1,660	218	-	-	-
Regulatory Liabilities (a)	-	-	(5)	-	-
Balance in AOCI as of December 31, 2010	$(56)	$(8,685)	$10,449	$8,494	$(4,190)

Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Year Ended December 31, 2009

Commodity Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2008	$2,726	$1,482	$3,429	$-	$-
Changes in Fair Value Recognized in AOCI	(669)	(435)	(984)	5	190
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Electric Generation, Transmission and
Distribution Revenues	(1,646)	(3,189)	(8,991)	-	-
Fuel and Other Consumables Used for
Electric Generation	(95)	(50)	(108)	(49)	(54)
Purchased Electricity for Resale	1,093	2,142	5,982	-	-
Other Operation Expense	-	-	-	-	-
Maintenance Expense	-	-	-	-	-
Property, Plant and Equipment	(58)	(29)	(70)	(34)	(24)
Regulatory Assets (a)	4,003	481	-	-	-
Regulatory Liabilities (a)	(6,097)	(784)	-	-	-
Balance in AOCI as of December 31, 2009	$(743)	$(382)	$(742)	$(78)	$112

Interest Rate and
Foreign Currency Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2008	$(8,118)	$(10,521)	$1,752	$(704)	$(5,924)
Changes in Fair Value Recognized in AOCI	(1)	-	10,915	-	49
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Depreciation and Amortization
Expense	-	(4)	4	-	-
Other Operation Expense	-	-	-	-	-
Interest Expense	1,669	1,011	(499)	183	828
Balance in AOCI as of December 31, 2009	$(6,450)	$(9,514)	$12,172	$(521)	$(5,047)

Total Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2008	$(5,392)	$(9,039)	$5,181	$(704)	$(5,924)
Changes in Fair Value Recognized in AOCI	(670)	(435)	9,931	5	239
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Electric Generation, Transmission and
Distribution Revenues	(1,646)	(3,189)	(8,991)	-	-
Fuel and Other Consumables Used for
Electric Generation	(95)	(50)	(108)	(49)	(54)
Purchased Electricity for Resale	1,093	2,142	5,982	-	-
Other Operation Expense	-	-	-	-	-
Maintenance Expense	-	-	-	-	-
Depreciation and Amortization
Expense	-	(4)	4	-	-
Interest Expense	1,669	1,011	(499)	183	828
Property, Plant and Equipment	(58)	(29)	(70)	(34)	(24)
Regulatory Assets (a)	4,003	481	-	-	-
Regulatory Liabilities (a)	(6,097)	(784)	-	-	-
Balance in AOCI as of December 31, 2009	$(7,193)	$(9,896)	$11,430	$(599)	$(4,935)

(a)       Represents realized and unrealized gains and losses subject to regulatory accounting treatment recorded as either current or noncurrent on the balance sheets.

Cash flow hedges included in Accumulated Other Comprehensive Income (Loss) on the balance sheets at December 31, 2011 and 2010 were:

Impact of Cash Flow Hedges on the Registrant Subsidiaries’
Balance Sheets
December 31, 2011

	Hedging Assets (a)		Hedging Liabilities (a)		AOCI Gain (Loss) Net of Tax
		Interest Rate		Interest Rate		Interest Rate
		and Foreign		and Foreign		and Foreign
Company	Commodity	Currency	Commodity	Currency	Commodity	Currency
	(in thousands)
APCo	$431	$-	$2,418	$-	$(1,309)	$1,024
I&M	277	-	1,523	10,637	(819)	(14,465)
OPCo	584	-	3,239	-	(1,748)	9,454
PSO	-	-	107	-	(69)	7,218
SWEPCo	-	3	97	19,143	(62)	(15,462)

	Expected to be Reclassified to
	Net Income During the Next
	Twelve Months
			Maximum Term for
		Interest Rate	Exposure to
		and Foreign	Variability of Future
Company	Commodity	Currency	Cash Flows
	(in thousands)		(in months)
APCo	$(1,140)	$(1,052)	29
I&M	(712)	(595)	29
OPCo	(1,518)	1,359	29
PSO	(70)	759	12
SWEPCo	(63)	(1,864)	12

Impact of Cash Flow Hedges on the Registrant Subsidiaries’
Balance Sheets
December 31, 2010

	Hedging Assets (a)		Hedging Liabilities (a)		AOCI Gain (Loss) Net of Tax
		Interest Rate		Interest Rate		Interest Rate
		and Foreign		and Foreign		and Foreign
Company	Commodity	Currency	Commodity	Currency	Commodity	Currency
	(in thousands)
APCo	$333	$11,888	$727	$-	$(273)	$217
I&M	175	-	437	-	(178)	(8,507)
OPCo	403	-	930	-	(364)	10,813
PSO	134	13,558	-	-	88	8,406
SWEPCo	123	5	-	-	82	(4,272)

	Expected to be Reclassified to
	Net Income During the Next
	Twelve Months
		Interest Rate
		and Foreign
Company	Commodity	Currency
	(in thousands)
APCo	$(280)	$(1,173)
I&M	(184)	(955)
OPCo	(373)	1,359
PSO	88	735
SWEPCo	82	(829)

(a)       Hedging Assets and Hedging Liabilities are included in Risk Management Assets and Liabilities on the balance sheets.

The actual amounts reclassified from Accumulated Other Comprehensive Income (Loss) to Net Income can differ from the estimate above due to market price changes.

Credit Risk

AEPSC, on behalf of the Registrant Subsidiaries, limits credit risk in their wholesale marketing and trading activities by assessing the creditworthiness of potential counterparties before entering into transactions with them and continuing to evaluate their creditworthiness on an ongoing basis. AEPSC, on behalf of the Registrant Subsidiaries, uses Moody's, Standard and Poor's and current market-based qualitative and quantitative data as well as financial statements to assess the financial health of counterparties on an ongoing basis.

AEPSC, on behalf of the Registrant Subsidiaries, uses standardized master agreements which may include collateral requirements. These master agreements facilitate the netting of cash flows associated with a single counterparty. Cash, letters of credit and parental/affiliate guarantees may be obtained as security from counterparties in order to mitigate credit risk. The collateral agreements require a counterparty to post cash or letters of credit in the event an exposure exceeds the established threshold. The threshold represents an unsecured credit limit which may be supported by a parental/affiliate guaranty, as determined in accordance with AEP's credit policy. In addition, collateral agreements allow for termination and liquidation of all positions in the event of a failure or inability to post collateral.

Collateral Triggering Events

Under the tariffs of the RTOs and Independent System Operators (ISOs) and a limited number of derivative and non-derivative contracts primarily related to competitive retail auction loads, the Registrant Subsidiaries are obligated to post an additional amount of collateral if certain credit ratings decline below investment grade. The amount of collateral required fluctuates based on market prices and total exposure. On an ongoing basis, AEP's risk management organization assesses the appropriateness of these collateral triggering items in contracts. The Registrant Subsidiaries have not experienced a downgrade below investment grade. The following tables represent: (a) the Registrant Subsidiaries' aggregate fair values of such derivative contracts, (b) the amount of collateral the Registrant Subsidiaries would have been required to post for all derivative and non-derivative contracts if credit ratings of the Registrant Subsidiaries had declined below investment grade and (c) how much was attributable to RTO and ISO activities as of December 31, 2011 and 2010:

	December 31, 2011
	Liabilities for	Amount of Collateral the	Amount
	Derivative Contracts	Registrant Subsidiaries	Attributable to
	with Credit	Would Have Been	RTO and ISO
Company	Downgrade Triggers	Required to Post	Activities
	(in thousands)
APCo	$10,007	$6,211	$6,211
I&M	6,418	3,983	3,983
OPCo	13,550	8,410	8,410
PSO	-	856	414
SWEPCo	-	1,128	522

	December 31, 2010
	Liabilities for	Amount of Collateral the	Amount
	Derivative Contracts	Registrant Subsidiaries	Attributable to
	with Credit	Would Have Been	RTO and ISO
Company	Downgrade Triggers	Required to Post	Activities
	(in thousands)
APCo	$6,594	$12,607	$12,574
I&M	3,965	7,581	7,561
OPCo	8,441	16,138	16,095
PSO	16	1,785	1,385
SWEPCo	19	2,139	1,659

As of December 31, 2011 and 2010, the Registrant Subsidiaries were not required to post any collateral.

In addition, a majority of the Registrant Subsidiaries' non-exchange traded commodity contracts contain cross-default provisions that, if triggered, would permit the counterparty to declare a default and require settlement of the outstanding payable. These cross-default provisions could be triggered if there was a non-performance event by Parent or the obligor under outstanding debt or a third party obligation in excess of $50 million. On an ongoing basis, AEP's risk management organization assesses the appropriateness of these cross-default provisions in the contracts. Management does not anticipate a non-performance event under these provisions. The following tables represent: (a) the fair value of these derivative liabilities subject to cross-default provisions prior to consideration of contractual netting arrangements, (b) the amount this exposure has been reduced by cash collateral posted by the Registrant Subsidiaries and (c) if a cross-default provision would have been triggered, the settlement amount that would be required after considering the Registrant Subsidiaries' contractual netting arrangements as of December 31, 2011 and 2010:

	December 31, 2011
	Liabilities for		Additional
	Contracts with Cross		Settlement
	Default Provisions		Liability if Cross
	Prior to Contractual	Amount of Cash	Default Provision
Company	Netting Arrangements	Collateral Posted	is Triggered
	(in thousands)
APCo	$76,868	$8,107	$27,603
I&M	59,936	5,200	28,339
OPCo	104,091	10,978	37,380
PSO	142	-	61
SWEPCo	19,322	-	19,220

	December 31, 2010
	Liabilities for		Additional
	Contracts with Cross		Settlement
	Default Provisions		Liability if Cross
	Prior to Contractual	Amount of Cash	Default Provision
Company	Netting Arrangements	Collateral Posted	is Triggered
	(in thousands)
APCo	$76,810	$6,637	$23,748
I&M	46,188	3,991	14,280
OPCo	98,343	8,496	30,420
PSO	60	-	28
SWEPCo	75	-	37